UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Cash Reserve Series

March 31, 2010

	Principal
	Amount	Value
Agency Obligations – 4.30%
Federal Home Loan Bank
0.50% 10/19/10	$500,000	$499,956
1.15% 4/16/10	250,000	250,000
Total Agency Obligations (cost $749,956)		749,956

Certificates of Deposit – 8.59%
Abbey National Treasury Service 0.18% 4/7/10	250,000	250,000
Bank of Nova Scotia Housing
≠0.17% 4/29/10	250,000	250,023
0.19% 5/18/10	250,000	250,000
•Barclays Bank 0.50% 2/1/11	250,000	250,000
Barclays Bank New York 0.18% 4/19/10	250,000	250,000
BNP Paribas New York 0.16% 4/8/10	250,000	250,000
Total Certificates of Deposit (cost $1,500,023)		1,500,023

Commercial Paper – 72.20%
Colleges & Universities – 22.91%
≠Brown University 0.20% 5/14/10	250,000	249,940
≠Cornell University
0.19% 6/7/10	250,000	249,912
0.20% 6/10/10	250,000	249,903
≠Dartmouth College 0.19% 4/8/10	250,000	249,991
Emory University
0.20% 6/17/10	250,000	250,000
0.25% 7/14/10	250,000	250,000
≠Harvard University 0.20% 6/7/10	250,000	249,907
Leland Stanford Junior University
0.25% 4/1/10	250,000	250,000
≠0.29% 4/7/10	250,000	249,988
Massachusetts Health & Education Facilities Authority 0.18% 4/5/10	250,000	250,000
≠University of Chicago
0.20% 5/6/10	250,000	249,951
0.27% 5/11/10	250,000	249,925
University of Texas System 0.21% 6/3/10	250,000	250,000
≠Vanderbilt University 0.20% 6/2/10	250,000	249,914
≠Yale University 0.33% 4/7/10	500,000	499,987
		3,999,418
Financial Services – 14.61%
≠Allianz Finance 0.16% 5/4/10	500,000	499,927
≠American Honda Finance 0.17% 4/7/10	250,000	249,993
≠General Electric Capital Services 0.185% 5/14/10	500,000	499,890
General Re 0.13% 4/1/10	250,000	250,000
≠John Deere Bank 0.19% 4/22/10	350,000	349,961
≠Nestle Finance International 0.15% 5/19/10	700,000	699,859
		2,549,630
Industrial – 13.17%
≠Electricite de France 0.19% 4/27/10	300,000	299,959
≠General Electric 0.14% 4/15/10	250,000	249,986
≠Hewlett-Packard 0.17% 4/26/10	250,000	249,970
≠Koch Resources 0.18% 4/6/10	250,000	249,994
≠Microsoft 0.15% 5/10/10	250,000	249,959
≠Northern Illinois Gas 0.12% 4/1/10	500,000	500,001
≠Philip Morris International 0.26% 7/29/10	250,000	249,785
≠Total Capital 0.20% 6/4/10	250,000	249,911
		2,299,565
Mortgage Bankers & Brokers – 14.78%
BNP Paribas Finance 0.099% 4/1/10	250,000	250,000
≠Danske
0.18% 4/6/10	330,000	329,992
0.18% 4/26/10	250,000	249,969

≠HSBC USA 0.24% 8/6/10	250,000	249,788
≠ING Funding 0.18% 4/7/10	500,000	499,985
≠JPMorgan Chase Bank 0.20% 5/27/10	285,000	284,911
≠KFW 0.16% 4/14/10	465,000	464,973
≠Nordea North America 0.175% 4/19/10	250,000	249,978
		2,579,596
Pharmaceuticals – 5.30%
≠Abbott Laboratories 0.11% 4/5/10	250,000	249,997
≠Merck 0.17% 4/23/10	250,000	249,974
≠Roche Holdings 0.16% 4/19/10	425,000	424,966
		924,937
Sovereigns – 1.43%
≠Quebec Province 0.13% 4/13/10	250,000	249,989
		249,989
Total Commercial Paper (cost $12,603,135)		12,603,135

Corporate Bonds – 5.83%
Banking – 2.95%
Citigroup 4.625% 8/3/10	250,000	252,789
Goldman Sachs Group 6.875% 1/15/11	250,000	262,476
		515,265
Consumer Products – 1.45%
Wal-Mart Stores 4.125% 7/1/10	250,000	252,305
		252,305
Financial Services – 1.43%
•Toyota Motor Credit 0.307% 6/16/10	250,000	250,051
		250,051
Total Corporate Bonds (cost $1,017,621)		1,017,621

Municipal Bonds – 9.06%
•Allegheny County, Pennsylvania Hospital Development Authority Revenue (University of
Pittsburg Medical Center) Series C 0.26% 5/15/38	250,000	250,000
California State Revenue Anticipation Notes Subordinate Series A-1 3.00% 5/25/10	250,000	250,642
•@Delaware River Port Authority Pennsylvania & New Jersey Revenue Refunding Series C 0.28% 1/1/26	250,000	250,000
•Harris County, Texas Industrial Development Corporation Solid Waste Disposal Revenue 0.30% 3/1/23	300,000	300,000
•Metropolitan Government Nashville & Davidson County, Tennessee Health & Education
Facilities Broad Revenue Refunding (Vanderbilt University) Series A 0.29% 7/1/18	280,000	280,000
•New York, New York City Housing Development Corporation Multifamily Housing Revenue
Series E-1 0.28% 5/1/41	250,000	250,000
Total Municipal Bonds (cost $1,580,642)		1,580,642

Total Value of Securities – 99.98%
(cost $17,451,377) ©		17,451,377
Receivables and Other Assets Net of Liabilities (See Notes) – 0.02%		4,268
Net Assets Applicable to 17,454,722 Shares Outstanding – 100.00%		$17,455,645

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $250,000, which represented 1.43% of the Series’ net assets. See Note 3 in "Notes."
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Cash Reserve Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $52,476 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

Level 2
Agency, Asset-Backed &
Mortgage-Backed Securities	$749,956
Corporate Debt	1,017,621
Municipal Bonds	1,580,642
Short-Term	14,103,158
Total	$17,451,377

There were no Level 3 securities at the beginning or end of the period

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Section 4(2) and/or Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

March 31, 2010

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	278,894	$245,109
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.59% 11/25/32		7,467	7,459
Total Agency Asset-Backed Securities (cost $285,141)			252,568

Agency Collateralized Mortgage Obligations – 1.74%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,151	1,233
Series 2001-T8 A2 9.50% 7/25/41		10,672	11,536
Series 2002-T4 A3 7.50% 12/25/41		22,751	25,937
Series 2004-T1 1A2 6.50% 1/25/44		25,859	28,348
Fannie Mae REMICS
Series 1996-46 ZA 7.50% 11/25/26		103,223	113,272
Series 2001-50 BA 7.00% 10/25/41		144,718	161,179
Series 2002-90 A1 6.50% 6/25/42		13,336	14,620
Series 2002-90 A2 6.50% 11/25/42		45,087	49,426
Series 2003-38 MP 5.50% 5/25/23		2,100,000	2,262,664
Series 2003-122 AJ 4.50% 2/25/28		78,193	80,962
Series 2005-110 MB 5.50% 9/25/35		503,797	532,756
Series 2009-94 AC 5.00% 11/25/39		1,400,000	1,413,453
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		39,863	44,397
Series 2004-W9 2A1 6.50% 2/25/44		7,196	7,888
Series 2004-W11 1A2 6.50% 5/25/44		75,559	82,832
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		92,257	96,827
Series 2326 ZQ 6.50% 6/15/31		99,287	108,308
Series 2541 JB 5.00% 2/15/16		26,237	26,372
Series 2557 WE 5.00% 1/15/18		1,365,000	1,465,181
Series 2622 PE 4.50% 5/15/18		3,510,000	3,716,873
Series 2662 MA 4.50% 10/15/31		199,233	207,265
Series 2687 PG 5.50% 3/15/32		1,250,000	1,325,403
Series 2694 QG 4.50% 1/15/29		965,000	1,008,967
Series 2762 LG 5.00% 9/15/32		3,895,000	4,126,801
Series 2809 DC 4.50% 6/15/19		1,000,000	1,055,165
Series 2872 GC 5.00% 11/15/29		625,000	664,928
Series 2890 PC 5.00% 7/15/30		1,520,000	1,617,493
Series 3022 MB 5.00% 12/15/28		165,000	173,044
Series 3128 BC 5.00% 10/15/27		3,895,000	4,104,714
Series 3131 MC 5.50% 4/15/33		930,000	996,162
Series 3337 PB 5.50% 7/15/30		1,015,000	1,063,708
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		22,871	25,073
Series T-58 2A 6.50% 9/25/43		9,357	10,289
Total Agency Collateralized Mortgage Obligations (cost $25,103,426)			26,623,076

Agency Mortgage-Backed Securities – 6.96%
Fannie Mae
5.50% 1/1/13		63,772	64,912
6.50% 8/1/17		33,402	36,029
•Fannie Mae ARM
3.044% 10/1/33		38,897	40,392
4.995% 8/1/35		270,586	285,373
5.139% 11/1/35		692,800	729,191
5.475% 6/1/37		20,254	21,239
5.928% 8/1/37		771,440	810,446
Fannie Mae Relocation 15 yr 4.00% 9/1/20		692,782	682,433
Fannie Mae Relocation 30 yr
5.00% 11/1/33		29,727	30,454
5.00% 8/1/34		46,739	47,882
5.00% 11/1/34		49,373	50,581
5.00% 4/1/35		151,331	155,032
5.00% 10/1/35		248,713	254,796
5.00% 1/1/36		333,930	342,097
Fannie Mae S.F. 15 yr
5.00% 5/1/21		598,421	637,489
6.00% 12/1/22		3,016,930	3,261,973
Fannie Mae S.F. 15 yr TBA 5.50% 4/1/25		13,690,000	14,641,878
Fannie Mae S.F. 20 yr 5.00% 8/1/28		2,986,339	3,106,508

Fannie Mae S.F. 30 yr
4.50% 3/1/39	1,234,379	1,238,708
5.00% 9/1/35	560,731	580,052
5.00% 12/1/36	5,787,270	5,986,674
5.00% 12/1/37	806,204	832,804
5.00% 1/1/38	1,284,597	1,326,980
5.00% 2/1/38	550,216	568,370
6.50% 2/1/36	1,520,441	1,668,418
6.50% 3/1/36	1,424,899	1,548,486
7.50% 3/1/32	820	930
7.50% 4/1/32	2,830	3,207
Fannie Mae S.F. 30 yr TBA 4.50% 4/1/40	6,325,000	6,373,839
•Freddie Mac ARM
2.643% 12/1/33	56,025	57,977
3.417% 4/1/34	3,627	3,780
5.693% 7/1/36	345,094	364,352
5.712% 8/1/37	15,149	15,896
5.909% 6/1/37	949,958	1,007,575
6.082% 10/1/37	583,632	622,726
6.10% 10/1/37	29,203	31,157
6.334% 2/1/37	743,458	790,226
Freddie Mac Relocation 30 yr 5.00% 9/1/33	68,897	70,711
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,352,674	1,421,799
5.00% 6/1/18	452,075	480,480
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,231,627	1,241,212
6.00% 2/1/36	2,223,135	2,391,294
6.50% 8/1/38	932,421	1,014,698
Freddie Mac S.F. 30 yr TBA
5.00% 4/1/40	6,860,000	7,082,950
5.50% 4/1/40	12,480,000	13,178,106
6.00% 4/1/40	19,905,000	21,357,447
6.50% 4/1/40	8,700,000	9,457,170
GNMA I S.F. 30 yr 7.00% 12/15/34	407,136	448,567
Total Agency Mortgage-Backed Securities (cost $104,934,042)		106,365,296

Commercial Mortgage-Backed Securities – 4.83%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	1,890,000	1,998,675
Series 2007-1A D 5.957% 4/15/37	315,000	331,538
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	1,687,805	1,702,552
•Series 2004-3 A5 5.595% 6/10/39	1,310,000	1,374,293
•Series 2005-1 A5 5.299% 11/10/42	4,615,000	4,821,624
•Series 2005-6 A4 5.350% 9/10/47	1,200,000	1,249,044
•Series 2006-2 A4 5.928% 5/10/45	1,765,000	1,828,850
Series 2006-4 A4 5.634% 7/10/46	1,780,000	1,804,677
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	2,999,000	3,070,733
•Series 2005-T20 A4A 5.297% 10/12/42	3,780,000	3,906,081
•Series 2006-PW12 A4 5.906% 9/11/38	1,185,000	1,237,807
Series 2006-PW14 A4 5.201% 12/11/38	3,360,000	3,358,705
Series 2007-PW15 A4 5.331% 2/11/44	2,085,000	2,008,872
•Series 2007-PW16 A4 5.907% 6/11/40	502,000	495,529
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.546% 4/15/40	1,470,000	1,550,979
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	160,751	164,011
Series 2005-C6 A5A 5.116% 6/10/44	2,490,000	2,574,321
Series 2006-C7 A2 5.69% 6/10/46	230,000	236,065
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	115,000	120,060
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	1,830,000	1,935,225
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	900,000	956,584
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	1,815,000	1,893,000
Series 2005-GG4 A4 4.761% 7/10/39	1,020,000	1,012,228
Series 2005-GG4 A4A 4.751% 7/10/39	4,585,000	4,629,175
•Series 2006-GG6 A4 5.553% 4/10/38	1,500,000	1,507,548
@•#Series 2006-RR3 A1S 144A 5.774% 7/18/56	695,000	208,500
•Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	770,000	809,607
Series 2005-GG5 A5 5.224% 4/1/37	2,860,000	2,872,879
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	605,000	637,488
Series 2002-C2 A2 5.05% 12/12/34	345,000	362,364
Series 2003-C1 A2 4.985% 1/12/37	788,000	826,093
•Series 2005-LDP3 A4A 4.936% 8/15/42	880,000	891,135
•Series 2005-LDP4 A4 4.918% 10/1/42	940,000	949,815
•Series 2005-LDP5 A4 5.344% 12/15/44	5,600,000	5,797,139
Series 2006-LDP9 A2 5.134% 5/15/47	1,850,000	1,878,233

Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	110,000	117,659
Series 2003-C8 A2 4.207% 11/15/27	26,589	26,723
Series 2004-C1 A4 4.568% 1/15/31	2,710,000	2,750,739
•Merrill Lynch Mortgage Trust Series 2005-CKI1 A6 5.405% 11/12/37	900,000	932,531
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	103,147	104,375
Morgan Stanley Capital I
•#Series 1999-FNV1 G 144A 6.12% 3/15/31	67,290	67,149
•Series 2004-T15 A4 5.27% 6/13/41	1,200,000	1,229,966
Series 2005-IQ9 A4 4.66% 7/15/56	400,000	407,284
•Series 2007-IQ14 A4 5.692% 4/15/49	570,000	522,747
•Series 2007-T27 A4 5.802% 6/11/42	5,430,000	5,615,088
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.591% 2/15/33	100,000	100,962
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	260,000	268,775
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	655,000	672,655
Total Commercial Mortgage-Backed Securities (cost $67,185,423)		73,818,082

Convertible Bonds– 3.04%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,645,000	1,585,369
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	886,000	837,270
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	1,675,000	1,459,344
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	2,100,000	2,139,374
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	1,830,000	1,553,213
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/14/24	568,000	553,800
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	1,074,000	961,230
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	220,000	200,200
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	1,721,000	1,260,633
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	1,588,000	1,578,075
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	1,340,000	1,840,825
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	240,000	226,800
Ford Motor 4.25% exercise price $9.30, expiration date 11/15/16	470,000	705,588
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	1,105,000	1,384,013
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	1,391,000	1,563,136
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	3,262,000	2,935,799
*Intel 2.95% exercise price $31.14, expiration date 12/15/35	865,000	853,106
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	1,433,000	1,710,644
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	834,000	928,868
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29	1,668,000	1,665,915
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35	20,000	21,150
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	2,225,000	1,946,875
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	292,000	285,795
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	950,000	1,010,097
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27	1,840,000	1,798,600
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	1,078,000	1,145,375
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
National City 4.00% exercise price $482.51, expiration date 2/1/11	2,140,000	2,188,149
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	885,000	969,075
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	1,533,000	1,454,434
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25	35,000	39,550
Rayonier TRS Holdings
3.75% exercise price $54.81, expiration date 10/15/12	377,000	413,286
#144A 4.50% exercise price $50.24, expiration date 8/15/15	985,000	1,169,688
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	2,005,000	1,741,844
#SBA Communications 144A 4.00% exercise price $30.38 expiration date 10/1/14	608,000	828,400
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	1,258,000	1,525,325
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	587,000	575,994
1.625% exercise price $168.61, expiration date 12/15/37	920,000	921,150
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	2,670,000	2,426,362
Total Convertible Bonds (cost $43,345,192)		46,404,351

Corporate Bonds– 52.14%
Banking – 8.23%
#Achmea Hypotheekbank 144A 3.20% 11/3/14	6,615,000	6,706,452
AgriBank 9.125% 7/15/19	2,600,000	2,962,669
*•BAC Capital Trust XIV 5.63% 12/31/49	2,288,000	1,738,880
#Banco Santander Brasil 144A 4.50% 4/6/15	762,000	760,247
Bank of America
5.30% 3/15/17	4,375,000	4,337,029
6.10% 6/15/17	4,965,000	5,117,907
Bank of New York Mellon 4.95% 3/15/15	980,000	1,043,865
Barclays Bank 6.75% 5/22/19	820,000	908,727
#Barclays Bank 144A 6.05% 12/4/17	8,360,000	8,634,558
BB&T 5.25% 11/1/19	2,167,000	2,182,793

BB&T Capital Trust II 6.75% 6/7/36		2,470,000	2,496,219
•BB&T Capital Trust IV 6.82% 6/12/57		1,600,000	1,516,000
#@CoBank ACB 144A 7.875% 4/16/18		2,634,000	2,848,734
Credit Suisse 5.40% 1/14/20		2,630,000	2,655,556
Credit Suisse/New York 6.00% 2/15/18		1,665,000	1,765,636
Export-Import Bank of Korea 5.875% 1/14/15		2,395,000	2,587,089
#Industrial Bank of Korea 144A 7.125% 4/23/14		714,000	801,981
JPMorgan Chase Bank 5.875% 6/13/16		1,520,000	1,637,370
JPMorgan Chase Capital XVIII 6.95% 8/17/36		1,855,000	1,823,528
JPMorgan Chase Capital XXII 6.45% 2/2/37		1,430,000	1,331,672
JPMorgan Chase Capital XXV 6.80% 10/1/37		6,578,000	6,568,153
KeyBank 6.95% 2/1/28		4,255,000	3,893,938
*Korea Development Bank
4.375% 8/10/15		1,045,000	1,061,880
5.30% 1/17/13		1,600,000	1,700,741
#Lloyds TSB Bank 144A 5.80% 1/13/20		5,915,000	5,781,794
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		1,304,000	1,353,774
•National City Bank 0.622% 6/7/17		435,000	388,233
Nederlandse Waterschapsbank 3.00% 3/17/15		685,000	680,359
PNC Bank 6.875% 4/1/18		3,385,000	3,759,852
PNC Funding
5.125% 2/8/20		3,245,000	3,275,094
5.25% 11/15/15		235,000	247,335
5.625% 2/1/17		1,250,000	1,291,610
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		1,700,000	1,339,151
•#Rabobank Nederland 144A 11.00% 12/29/49		4,145,000	5,349,666
*Regions Financial 7.75% 11/10/14		3,865,000	4,070,440
Rentenbank 6.00% 7/15/14	AUD	1,842,000	1,681,658
#Russian Agricultural Bank 144A 6.299% 5/15/17	USD	1,599,000	1,666,798
Silicon Valley Bank
5.70% 6/1/12		2,285,000	2,389,374
6.05% 6/1/17		935,000	877,062
U.S. Bank North America 4.95% 10/30/14		525,000	559,483
•USB Capital IX 6.189% 4/15/49		6,460,000	5,587,900
#VTB Capital 144A 6.875% 5/29/18		1,093,000	1,143,551
Wachovia
5.25% 8/1/14		1,415,000	1,487,731
5.625% 10/15/16		4,580,000	4,833,196
•Wells Fargo Capital XIII 7.70% 12/29/49		6,895,000	7,153,563
Zions Bancorp
5.50% 11/16/15		997,000	928,305
5.65% 5/15/14		655,000	599,860
6.00% 9/15/15		433,000	398,811
*7.75% 9/23/14		1,760,000	1,776,829
			125,703,053
Basic Industry – 3.90%
#Algoma Acquisition 144A 9.875% 6/15/15		1,380,000	1,276,500
ArcelorMittal 9.85% 6/1/19		5,035,000	6,409,731
Century Aluminum 8.00% 5/15/14		1,230,950	1,227,873
#Compass Minerals International 144A 8.00% 6/1/19		904,000	944,680
Cytec Industries 8.95% 7/1/17		3,465,000	4,187,771
Dow Chemical 8.55% 5/15/19		5,980,000	7,246,181
#Evraz Group 144A 9.50% 4/24/18		1,215,000	1,310,681
#FMG Finance 144A 10.625% 9/1/16		3,180,000	3,680,850
Freeport-McMoRan Copper & Gold 8.375% 4/1/17		965,000	1,075,001
#Georgia-Pacific 144A 8.25% 5/1/16		455,000	498,225
*#Gerdau Holdings 144A 7.00% 1/20/20		760,000	805,600
#Hexion Finance Escrow 144A 8.875% 2/1/18		1,165,000	1,153,350
*Hexion US Finance 9.75% 11/15/14		1,530,000	1,568,250
Huntsman International
*7.375% 1/1/15		1,511,000	1,507,223
7.875% 11/15/14		1,130,000	1,146,950
#MacDermid 144A 9.50% 4/15/17		1,286,000	1,327,795
Massey Energy 6.875% 12/15/13		2,670,000	2,720,063
#Newpage 144A 11.375% 12/31/14		1,710,000	1,710,000
Noranda Aluminum Acquisition PIK 5.274% 5/15/15		1,115,517	892,414
Novelis
7.25% 2/15/15		975,000	945,750
11.50% 2/15/15		1,048,000	1,133,150
#PE Paper Escrow 144A 12.00% 8/1/14		270,000	305,621
@=Port Townsend 7.32% 8/27/12		200,788	145,571
Reliance Steel & Aluminum 6.85% 11/15/36		1,881,000	1,654,153
Ryerson
•7.624% 11/1/14		447,000	417,945
12.25% 11/1/15		1,135,000	1,197,425
#Sappi Papier Holding 144A 6.75% 6/15/12		1,381,000	1,375,473
Southern Copper 7.50% 7/27/35		2,446,000	2,555,052
*Steel Dynamics 7.75% 4/15/16		2,030,000	2,131,500

Teck Resources
10.25% 5/15/16		426,000	509,070
10.75% 5/15/19		1,781,000	2,190,630
Vale Overseas
6.875% 11/21/36		2,271,000	2,355,141
6.875% 11/10/39		1,840,000	1,915,712
			59,521,331
Brokerage – 2.91%
•Bear Stearns 4.63% 12/7/12	AUD	1,440,000	1,293,746
#Cemex Finance 144A 9.50% 12/14/16	USD	1,100,000	1,144,000
Citigroup
*6.01% 1/15/15		3,615,000	3,801,736
6.375% 8/12/14		3,865,000	4,132,913
6.50% 8/19/13		1,125,000	1,213,684
•Citigroup Capital XXI 8.30% 12/21/57		695,000	707,163
E*Trade Financial PIK 12.50% 11/30/17		1,602,000	1,922,400
Goldman Sachs Group
5.375% 3/15/20		3,860,000	3,831,583
5.95% 1/18/18		120,000	126,094
*6.15% 4/1/18		1,240,000	1,314,092
6.25% 9/1/17		1,883,000	2,028,008
Jefferies Group
6.25% 1/15/36		1,390,000	1,186,592
6.45% 6/8/27		3,988,000	3,570,931
JPMorgan Chase
•4.44% 6/21/12	AUD	3,300,000	2,970,415
6.00% 10/1/17	USD	1,185,000	1,265,311
Lazard Group
6.85% 6/15/17		3,216,000	3,277,239
7.125% 5/15/15		440,000	462,492
Morgan Stanley
5.375% 10/15/15		3,515,000	3,655,189
5.55% 4/27/17		1,350,000	1,382,702
6.00% 4/28/15		3,820,000	4,096,514
6.25% 8/28/17		1,010,000	1,061,669
			44,444,473
Capital Goods – 2.71%
Allied Waste North America
6.875% 6/1/17		3,875,000	4,229,759
7.125% 5/15/16		3,325,000	3,616,276
AMH Holdings 11.25% 3/1/14		755,000	780,481
Anixter 10.00% 3/15/14		426,000	499,485
#BAE Systems Holdings 144A
4.95% 6/1/14		385,000	404,334
5.20% 8/15/15		1,240,000	1,291,195
BWAY 10.00% 4/15/14		922,000	995,760
•#C8 Capital 144A 6.64% 12/31/49		1,420,000	989,977
#Case New Holland 144A 7.75% 9/1/13		1,000,000	1,042,500
Casella Waste Systems 9.75% 2/1/13		1,071,000	1,076,355
#Casella Waste Systems 144A 11.00% 7/15/14		470,000	506,425
Crown Americas 7.625% 11/15/13		539,000	557,865
*Graham Packaging 9.875% 10/15/14		1,903,000	1,983,877
#Graham Packaging 144A 8.25% 1/1/17		775,000	784,688
*Graphic Packaging International 9.50% 8/15/13		2,043,000	2,104,289
#Greif 144A 7.75% 8/1/19		590,000	616,550
Intertape Polymer US 8.50% 8/1/14		690,000	593,400
Jabil Circuit 7.75% 7/15/16		330,000	348,975
JSG Funding 7.75% 4/1/15		910,000	896,350
L-3 Communications 6.125% 7/15/13		586,000	597,720
NXP BV Funding 9.50% 10/15/15		1,155,000	1,146,338
*Owens-Brockway Glass Container 7.375% 5/15/16		347,000	366,085
#Plastipak Holdings 144A
8.50% 12/15/15		857,000	876,283
10.625% 8/15/19		873,000	975,578
Ply Gem Industries 11.75% 6/15/13		1,190,000	1,261,400
#Ply Gem Industries 144A 13.125% 7/15/14		1,750,000	1,824,375
Pregis 12.375% 10/15/13		1,838,000	1,874,760
RBS Global/Rexnord
9.50% 8/1/14		755,000	788,975
*11.75% 8/1/16		928,000	999,920
Sanmina-SCI 8.125% 3/1/16		1,864,000	1,884,970
*Solo Cup 8.50% 2/15/14		1,057,000	1,038,503
*Terex 8.00% 11/15/17		1,070,000	1,045,925
Thermadyne Holdings 11.50% 2/1/14		753,000	758,648
#Trimas 144A 9.75% 12/15/17		795,000	826,800
#USG 144A 9.75% 8/1/14		230,000	244,950
#Voto-Votorantim 144A 6.625% 9/25/19		1,508,000	1,519,310
			41,349,081

Communications – 9.09%
Affinion Group 11.50% 10/15/15		810,000	834,300
America Movil SAB de CV 5.625% 11/15/17		1,774,000	1,882,892
*American Tower 7.00% 10/15/17		3,430,000	3,850,174
AT&T 6.50% 9/1/37		5,420,000	5,638,479
#Cablevision Systems 144A 8.625% 9/15/17		785,000	834,063
CBS 5.75% 4/15/20		1,090,000	1,096,753
CCH II 13.50% 11/30/16		1,770,000	2,137,275
#Cengage Learning Acquisitions 144A 10.75% 1/15/15		470,000	453,550
#Cequel Communications Holdings I 144A 8.625% 11/15/17		585,000	604,013
#Charter Communications Operating 144A 10.875% 9/15/14		548,000	615,815
Cincinnati Bell
7.00% 2/15/15		1,183,000	1,156,383
8.25% 10/15/17		1,480,000	1,505,900
Citizens Communications
*6.25% 1/15/13		336,000	341,040
7.125% 3/15/19		1,017,000	971,235
Clear Channel Communications 10.75% 8/1/16		1,165,000	917,438
#Clearwire Communications 144A 12.00% 12/1/15		3,289,000	3,369,953
*#Columbus International 144A 11.50% 11/20/14		1,925,000	2,117,500
Comcast
4.95% 6/15/16		2,250,000	2,348,764
*5.15% 3/1/20		1,015,000	1,026,095
5.85% 11/15/15		1,115,000	1,223,233
6.50% 1/15/15		890,000	1,002,868
6.95% 8/15/37		1,190,000	1,291,465
#COX Communications 144A
5.875% 12/1/16		1,410,000	1,517,218
6.45% 12/1/36		790,000	798,479
6.95% 6/1/38		880,000	955,471
*Cricket Communications 9.375% 11/1/14		1,680,000	1,717,800
*#Cricket Communications 144A 7.75% 5/15/16		560,000	583,800
*Crown Castle International 9.00% 1/15/15		1,537,000	1,671,488
#Digicel Group 144A
8.25% 9/1/17		185,000	184,075
8.875% 1/15/15		1,445,000	1,426,938
12.00% 4/1/14		1,385,000	1,575,438
DirecTV Holdings 7.625% 5/15/16		8,815,000	9,884,999
DISH DBS 7.875% 9/1/19		2,120,000	2,215,400
*#GCI 144A 8.625% 11/15/19		540,000	552,825
#Global Crossing 144A 12.00% 9/15/15		1,440,000	1,605,600
@Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	1,320,926
#GXS Worldwide 144A 9.75% 6/15/15	USD	2,150,000	2,080,125
Hughes Network Systems/Finance 9.50% 4/15/14		1,456,000	1,503,320
Intelsat Jackson Holdings 11.25% 6/15/16		2,358,000	2,564,325
#Interpublic Group 144A 10.00% 7/15/17		179,000	203,389
Lamar Media
6.625% 8/15/15		627,000	605,839
*6.625% 8/15/15		829,000	809,311
Level 3 Financing 9.25% 11/1/14		337,000	330,260
#Level 3 Financing 144A 10.00% 2/1/18		900,000	864,000
LIN Television 6.50% 5/15/13		245,000	240,100
*MetroPCS Wireless 9.25% 11/1/14		2,871,000	2,949,952
#NET Servicos de Comunicacao 144A 7.50% 1/27/20		1,241,000	1,315,460
Nielsen Finance
10.00% 8/1/14		623,000	655,708
11.50% 5/1/16		491,000	557,285
11.625% 2/1/14		562,000	637,870
Ω12.50% 8/1/16		737,000	703,835
#NII Capital 144A 10.00% 8/15/16		1,610,000	1,771,000
#Nordic Telephone Holdings 144A 8.875% 5/1/16		1,156,000	1,245,590
*PAETEC Holding
8.875% 6/30/17		1,033,000	1,066,573
9.50% 7/15/15		1,180,000	1,200,650
#Qwest 144A 8.375% 5/1/16		1,030,000	1,163,900
Qwest Communications International 7.50% 2/15/14		788,000	805,730
#Rainbow National Services 144A 10.375% 9/1/14		433,000	458,439
Rogers Cantel 7.50% 3/15/15		1,675,000	1,957,119
Rogers Communications 6.68% 11/4/39	CAD	2,184,000	2,285,898
Shaw Communication 6.75% 11/9/39	CAD	3,509,000	3,563,215
#Sinclair Television Group 144A 9.25% 11/1/17	USD	775,000	819,563
*Sirius XM Radio 9.625% 8/1/13		525,000	550,594
#Sirius XM Radio 144A 9.75% 9/1/15		180,000	195,300
Sprint Capital
6.875% 11/15/28		470,000	380,700
8.75% 3/15/32		3,080,000	2,872,100
*#Telcordia Technologies 144A 10.00% 3/15/13		2,180,000	2,141,850
Telecom Italia Capital 5.25% 10/1/15		5,800,000	5,945,608

Telesat Canada
11.00% 11/1/15		1,789,000	1,999,208
12.50% 11/1/17		381,000	440,055
#Terremark Worldwide 144A 12.25% 6/15/17		832,000	960,960
Time Warner Cable 8.25% 4/1/19		3,270,000	3,963,520
*#Univision Communications 144A 12.00% 7/1/14		795,000	874,500
#UPC Holding 144A 9.875% 4/15/18		590,000	622,450
Verizon Communications 6.40% 2/15/38		1,590,000	1,655,126
Videotron Ltee
6.375% 12/15/15		32,000	32,400
9.125% 4/15/18		287,000	320,364
#Videotron Ltee 144A 7.125% 1/15/20	CAD	2,610,000	2,634,417
Virgin Media Finance
8.375% 10/15/19	USD	850,000	877,625
8.75% 4/15/14		135,000	138,881
Visant Holding 8.75% 12/1/13		928,000	955,840
#Vivendi 144A
5.75% 4/4/13		3,875,000	4,171,781
6.625% 4/4/18		2,910,000	3,157,041
Vodafone Group
5.00% 12/16/13		480,000	518,482
5.00% 9/15/15		1,775,000	1,880,123
5.375% 1/30/15		3,085,000	3,313,008
#Wind Acquisition Finance 144A
11.75% 7/15/17		1,455,000	1,615,050
12.00% 12/1/15		570,000	618,450
Windstream 8.125% 8/1/13		735,000	773,588
#Windstream 144A 7.875% 11/1/17		235,000	232,650
#XM Satellite Radio 144A 13.00% 8/1/13		230,000	260,188
XM Satellite Radio Holdings PIK 10.00% 6/1/11		1,130,000	1,141,300
			138,831,260
Consumer Cyclical – 4.65%
*#Allison Transmission 144A 11.00% 11/1/15		2,675,000	2,862,249
America Axle & Manufacturing
5.25% 2/11/14		1,395,000	1,279,913
7.875% 3/1/17		685,000	642,188
*ArvinMeritor 8.125% 9/15/15		1,990,000	1,930,299
Burlington Coat Factory Investment Holdings 14.50% 10/15/14		3,145,000	3,349,424
Corrections Corporation of America 7.75% 6/1/17		1,220,000	1,281,000
#CVS Pass Through Trust 144A 8.353% 7/10/31		6,468,099	7,531,822
*#Equinox Holdings 144A 9.50% 2/1/16		205,000	207,563
*Ford Motor 7.45% 7/16/31		3,225,000	3,063,749
Ford Motor Credit
*7.80% 6/1/12		1,530,000	1,587,646
8.00% 6/1/14		1,253,000	1,320,265
12.00% 5/15/15		1,360,000	1,626,385
#Galaxy Entertainment Finance 144A 9.875% 12/15/12		1,475,000	1,545,063
Global Cash Access/Finance 8.75% 3/15/12		754,000	758,713
Goodyear Tire & Rubber 10.50% 5/15/16		1,153,000	1,251,005
*#Harrah's Operating 144A 10.00% 12/15/18		2,057,000	1,712,453
*#Harrah's Operating Escrow 144A 11.25% 6/1/17		587,000	635,428
Interface 9.50% 2/1/14		182,000	188,370
#Interface 144A 11.375% 11/1/13		650,000	736,125
International Game Technology 7.50% 6/15/19		1,685,000	1,911,735
#Invista 144A 9.25% 5/1/12		1,047,000	1,065,323
K Hovnanian Enterprises
6.25% 1/15/15		585,000	465,075
7.50% 5/15/16		910,000	718,900
#K Hovnanian Enterprises 144A 10.625% 10/15/16		990,000	1,059,300
#Landry's Restaurants 144A 11.625% 12/1/15		485,000	523,800
M/I Homes 6.875% 4/1/12		359,000	350,025
Macy's Retail Holdings
6.65% 7/15/24		2,746,000	2,608,699
8.875% 7/15/15		968,000	1,098,680
MGM MIRAGE
7.50% 6/1/16		1,273,000	1,066,138
*7.625% 1/15/17		1,441,000	1,206,838
13.00% 11/15/13		842,000	985,140
#MGM MIRAGE 144A
11.125% 11/15/17		607,000	685,910
*11.375% 3/1/18		1,745,000	1,692,650
Mobile Mini 6.875% 5/1/15		629,000	589,688
Mohawk Industries 6.875% 1/15/16		621,000	644,288
*Mohegan Tribal Gaming Authority 6.875% 2/15/15		800,000	610,000
#NCL 144A 11.75% 11/15/16		275,000	300,438
New Albertsons 7.25% 5/1/13		294,000	310,170
#Norcraft 144A 10.50% 12/15/15		710,000	752,600
*OSI Restaurant Partners 10.00% 6/15/15		896,000	884,800

Pinnacle Entertainment 7.50% 6/15/15	1,776,000	1,545,120
*#Pinnacle Entertainment 144A 8.625% 8/1/17	745,000	731,963
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	796,000	839,780
*Quiksilver 6.875% 4/15/15	2,140,000	1,990,199
*Rite Aid 9.375% 12/15/15	1,076,000	930,740
Royal Caribbean Cruises
6.875% 12/1/13	15,000	15,225
7.00% 6/15/13	1,130,000	1,149,775
Ryland Group 8.40% 5/15/17	1,088,000	1,188,640
#Sealy Mattress 144A 10.875% 4/15/16	315,000	354,375
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	1,771,000	1,478,785
Speedway Motorsports 8.75% 6/1/16	728,000	778,960
Standard Pacific 10.75% 9/15/16	1,080,000	1,154,250
*Tenneco 8.625% 11/15/14	1,772,000	1,807,440
Toys R US 7.625% 8/1/11	404,000	420,160
#Toys R US Property 144A 10.75% 7/15/17	292,000	327,040
#TRW Automotive 144A
7.25% 3/15/17	810,000	785,700
8.875% 12/1/17	355,000	369,644
#Volvo Treasury 144A 5.95% 4/1/15	2,105,000	2,147,175
		71,054,828
Consumer Non-Cyclical – 5.14%
Accellent 10.50% 12/1/13	1,520,000	1,550,400
#Alliance One International 144A 10.00% 7/15/16	2,365,000	2,483,250
ARAMARK 8.50% 2/1/15	1,736,000	1,783,740
*Bausch & Lomb 9.875% 11/1/15	910,000	966,875
Beckman Coulter
6.00% 6/1/15	3,595,000	3,917,992
7.00% 6/1/19	660,000	742,773
Biomet 11.625% 10/15/17	761,000	856,125
Biomet PIK 10.375% 10/15/17	698,000	771,290
#Bio-Rad Laboratories 144A 8.00% 9/15/16	515,000	549,763
#Brambles USA 144A
3.95% 4/1/15	1,550,000	1,559,357
5.35% 4/1/20	1,500,000	1,510,949
#CareFusion 144A 6.375% 8/1/19	5,730,000	6,277,185
Cornell 10.75% 7/1/12	239,000	242,884
DJO Finance 10.875% 11/15/14	1,190,000	1,298,588
#Dole Food 144A 8.00% 10/1/16	705,000	726,150
HCA 9.25% 11/15/16	936,000	997,425
#HCA 144A 9.875% 2/15/17	120,000	131,400
HCA PIK 9.625% 11/15/16	384,000	412,320
Hospira 6.40% 5/15/15	5,131,000	5,696,723
Ingles Markets 8.875% 5/15/17	851,000	893,550
Inverness Medical Innovations 9.00% 5/15/16	1,167,000	1,193,258
Iron Mountain
6.625% 1/1/16	322,000	321,195
8.00% 6/15/20	1,584,000	1,631,520
Jarden
7.50% 1/15/20	365,000	370,475
8.00% 5/1/16	1,273,000	1,339,833
JBS USA Finance 11.625% 5/1/14	1,502,000	1,719,790
Kraft Foods 5.375% 2/10/20	3,620,000	3,686,199
Life Technologies
*4.40% 3/1/15	365,000	367,941
6.00% 3/1/20	4,765,000	4,887,831
Medco Health Solutions 7.125% 3/15/18	4,805,000	5,486,704
#National Money Mart 144A 10.375% 12/15/16	560,000	597,100
#Novasep Holding 144A 9.75% 12/15/16	2,120,000	2,068,325
*RSC Equipment Rental 9.50% 12/1/14	2,104,000	2,093,480
#RSC Equipment Rental 144A 10.25% 11/15/19	975,000	982,313
Select Medical 7.625% 2/1/15	1,324,000	1,267,730
#ServiceMaster PIK 144A 10.75% 7/15/15	1,070,000	1,128,850
Smithfield Foods
7.75% 5/15/13	813,000	825,195
7.75% 7/1/17	505,000	498,688
#Smithfield Foods 144A 10.00% 7/15/14	495,000	554,400
Supervalu
7.50% 11/15/14	850,000	867,000
8.00% 5/1/16	1,062,000	1,080,585
Tenet Healthcare 7.375% 2/1/13	1,092,000	1,108,380
#Tops Markets 144A 10.125% 10/15/15	550,000	574,750
#Tyson Foods 144A 10.50% 3/1/14	840,000	1,001,700
Universal Hospital Services PIK 8.50% 6/1/15	543,000	543,000
US Oncology Holdings PIK 6.643% 3/15/12	2,387,755	2,274,337
#Viskase 144A 9.875% 1/15/18	1,045,000	1,063,288
Yale University 2.90% 10/15/14	3,520,000	3,553,528
*Yankee Acquisition 9.75% 2/15/17	1,965,000	2,038,688
		78,494,822

Electric – 3.17%
AES
7.75% 3/1/14	150,000	154,125
*8.00% 10/15/17	529,000	539,580
8.00% 6/1/20	3,506,000	3,510,383
#AES 144A 8.75% 5/15/13	72,000	73,440
Ameren 8.875% 5/15/14	1,015,000	1,172,183
#American Transmission Systems 144A 5.25% 1/15/22	2,155,000	2,164,598
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	4,035,000	4,418,325
CMS Energy 6.55% 7/17/17	1,475,000	1,529,227
Duquense Light Holdings 5.50% 8/15/15	1,076,000	1,069,278
Edison Mission Energy
*7.00% 5/15/17	255,000	179,138
7.20% 5/15/19	723,000	502,485
*7.50% 6/15/13	445,000	388,263
*#Electricite de France 144A 4.60% 1/27/20	2,060,000	2,034,594
Elwood Energy 8.159% 7/5/26	934,339	888,851
#Enel Finance International 144A 3.875% 10/7/14	425,000	430,966
Energy Future Holdings 5.55% 11/15/14	1,500,000	1,102,500
Illinois Power 9.75% 11/15/18	5,820,000	7,470,703
#Majapahit Holding 144A 8.00% 8/7/19	2,429,000	2,681,009
Midamerican Funding 6.75% 3/1/11	20,000	21,083
*Mirant Americas Generation 8.50% 10/1/21	1,541,000	1,456,245
Mirant North America 7.375% 12/31/13	206,000	206,515
NRG Energy
7.375% 2/1/16	1,406,000	1,398,970
7.375% 1/15/17	359,000	356,308
Orion Power Holdings 12.00% 5/1/10	771,000	777,746
Pennsylvania Electric 5.20% 4/1/20	4,510,000	4,524,599
PPL Electric Utilities 7.125% 11/30/13	1,130,000	1,308,869
*Public Service Company of Oklahoma 5.15% 12/1/19	3,785,000	3,825,488
•Puget Sound Energy 6.974% 6/1/67	1,279,000	1,142,931
*RRI Energy 7.625% 6/15/14	428,000	402,320
Southwestern Electric Power 6.20% 3/15/40	1,900,000	1,901,967
*Texas Competitive Electric Holdings 10.25% 11/1/15	1,103,000	772,100
		48,404,789
Energy – 6.40%
#Adaro Indonesia 144A 7.625% 10/22/19	2,148,000	2,242,082
#Antero Resources Finance 144A 9.375% 12/1/17	525,000	543,375
Berry Petroleum 10.25% 6/1/14	980,000	1,085,350
Chesapeake Energy
6.625% 1/15/16	948,000	933,780
7.00% 8/15/14	17,000	17,319
7.25% 12/15/18	141,000	141,705
9.50% 2/15/15	2,097,000	2,290,973
Complete Production Services 8.00% 12/15/16	1,381,000	1,374,095
Copano Energy 7.75% 6/1/18	810,000	812,025
Denbury Resources 9.75% 3/1/16	599,000	661,895
Dynergy Holdings
7.75% 6/1/19	1,818,000	1,381,680
8.375% 5/1/16	205,000	171,175
Enbridge Energy
•8.05% 10/1/37	2,245,000	2,225,401
9.875% 3/1/19	1,020,000	1,327,528
Energy Transfer Partners 9.70% 3/15/19	3,670,000	4,652,689
Enterprise Products Operating
6.125% 10/15/39	130,000	128,251
•8.375% 8/1/66	3,165,000	3,216,381
*9.75% 1/31/14	2,330,000	2,831,628
Forest Oil 7.25% 6/15/19	957,000	966,570
#Gaz Capital 144A
7.288% 8/16/37	669,000	673,181
9.25% 4/23/19	1,506,000	1,788,375
Geophysique-Veritas 7.75% 5/15/17	997,000	1,001,985
#Gibson Energy 144A 10.00% 1/15/18	445,000	439,438
#Headwaters 144A 11.375% 11/1/14	335,000	351,331
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,489,000	2,576,115
#Hercules Offshore 144A 10.50% 10/15/17	1,405,000	1,408,513
#Hilcorp Energy I 144A
7.75% 11/1/15	545,000	540,913
9.00% 6/1/16	692,000	723,140
#Holly 144A 9.875% 6/15/17	965,000	998,775
*Key Energy Services 8.375% 12/1/14	1,833,000	1,862,786
Kinder Morgan Energy Partners
*6.85% 2/15/20	140,000	157,343
9.00% 2/1/19	4,100,000	5,123,765
#Linn Energy Finance 144A 8.625% 4/15/20	595,000	597,231

#Lukoil International Finance 144A 7.25% 11/5/19		791,000	834,505
Mariner Energy 8.00% 5/15/17		1,032,000	1,019,100
#Midcontinent Express Pipeline 144A
5.45% 9/15/14		2,310,000	2,394,100
6.70% 9/15/19		1,855,000	1,957,735
#Murray Energy 144A 10.25% 10/15/15		735,000	757,050
Nexen 7.50% 7/30/39		3,200,000	3,661,872
#NFR Energy Finance 144A 9.75% 2/15/17		135,000	135,338
Noble Energy 8.25% 3/1/19		2,740,000	3,323,869
OPTI Canada
7.875% 12/15/14		736,000	691,840
8.25% 12/15/14		820,000	774,900
Petrobras International Finance
5.75% 1/20/20		240,000	247,078
5.875% 3/1/18		300,000	314,805
Petrohawk Energy 7.875% 6/1/15		1,210,000	1,238,738
#Petrohawk Energy 144A 10.50% 8/1/14		332,000	368,105
Petroleum Development 12.00% 2/15/18		752,000	800,880
Plains All American Pipeline
5.75% 1/15/20		2,910,000	2,989,635
*8.75% 5/1/19		2,970,000	3,629,230
Plains Exploration & Production 8.625% 10/15/19		500,000	532,500
Pride International 8.50% 6/15/19		3,090,000	3,507,150
Quicksilver Resources 7.125% 4/1/16		1,635,000	1,561,425
Range Resources 8.00% 5/15/19		1,027,000	1,101,458
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		425,000	454,037
Regency Energy Partners 8.375% 12/15/13		405,000	422,213
#Regency Energy Partners 144A 9.375% 6/1/16		593,000	631,545
#Rockies Express Pipeline 144A 5.625% 4/15/20		3,055,000	3,013,385
#SandRidge Energy 144A
*8.75% 1/15/20		1,395,000	1,367,100
9.875% 5/15/16		1,679,000	1,733,568
•TransCanada Pipelines 6.35% 5/15/67		4,080,000	3,887,530
Weatherford International 9.625% 3/1/19		3,305,000	4,188,660
#Woodside Finance 144A
4.50% 11/10/14		2,355,000	2,415,330
5.00% 11/15/13		1,000,000	1,053,728
8.125% 3/1/14		1,360,000	1,558,924
			97,814,126
Finance Companies – 3.14%
Capital One Bank USA 8.80% 7/15/19		5,280,000	6,390,162
Capital One Capital V 10.25% 8/15/39		3,205,000	3,806,870
*Capital One Capital VI 8.875% 5/15/40		1,560,000	1,711,763
#CDP Financial 144A
4.40% 11/25/19		4,590,000	4,505,654
5.60% 11/25/39		3,200,000	3,122,048
City National Capital Trust I 9.625% 2/1/40		2,980,000	3,319,616
FTI Consulting
7.625% 6/15/13		647,000	658,323
7.75% 10/1/16		340,000	348,500
General Electric Capital
•2.34% 2/2/11	NOK	7,500,000	1,245,436
6.00% 8/7/19	USD	8,810,000	9,325,940
6.75% 3/15/32		190,000	201,604
•General Electric Capital Australia Funding
4.41% 8/17/12	AUD	2,000,000	1,775,388
4.417% 11/15/11		500,000	448,160
4.77% 7/12/13		2,700,000	2,347,904
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	796,695
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	514,800
International Lease Finance
5.55% 9/5/12		1,487,000	1,448,976
6.625% 11/15/13		1,650,000	1,607,159
Nuveen Investments 10.50% 11/15/15		1,783,000	1,738,425
TNB Capital 5.25% 5/5/15		895,000	945,699
TNK-BP Finance 7.50% 7/18/16		895,000	982,263
#TNK-BP Finance 144A 7.25% 2/2/20		660,000	691,350
			47,932,735
Industrials – 0.08%
*Sally Holdings 10.50% 11/15/16		1,168,000	1,278,960
			1,278,960
Insurance – 0.63%
•Chubb 6.375% 3/29/67		1,865,000	1,895,306
MetLife 6.817% 8/15/18		655,000	727,763
•#Metlife Capital Trust X 144A 9.25% 4/8/38		3,620,000	4,108,700
Prudential Financial 3.875% 1/14/15		2,900,000	2,897,677
#@=‡wTwin Reefs Pass Through Trust 144A 0.449% 12/31/49		600,000	0
			9,629,446

Natural Gas – 0.23%
AmeriGas Partners 7.125% 5/20/16	512,000	519,680
El Paso
6.875% 6/15/14	192,000	196,877
7.00% 6/15/17	1,273,000	1,305,576
7.25% 6/1/18	126,000	130,650
8.25% 2/15/16	210,000	225,225
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	354,000	368,257
Inergy Finance 8.25% 3/1/16	376,000	389,160
#Inergy Finance 144A 8.75% 3/1/15	308,000	323,785
		3,459,210
Real Estate – 0.90%
Developers Diversified Realty
5.375% 10/15/12	1,195,000	1,194,362
7.50% 4/1/17	1,060,000	1,073,816
9.625% 3/15/16	865,000	968,708
#Digital Realty Trust 144A 5.875% 2/1/20	1,470,000	1,440,052
ProLogis
6.875% 3/15/20	2,860,000	2,829,941
7.375% 10/30/19	2,965,000	3,048,838
Regency Centers 5.875% 6/15/17	550,000	549,868
•#USB Realty 144A 6.091% 12/22/49	2,700,000	2,203,875
Ventas Realty 6.50% 6/1/16	490,000	501,354
		13,810,814
Technology – 0.38%
*Freescale Semiconductor 8.875% 12/15/14	400,000	384,000
National Semiconductor 3.95% 4/15/15	1,820,000	1,799,562
SunGard Data Systems
9.125% 8/15/13	930,000	957,900
*10.25% 8/15/15	1,553,000	1,640,356
#Unisys 144A 12.75% 10/15/14	828,000	969,795
		5,751,613
Transportation – 0.58%
#Ashtead Capital 144A 9.00% 8/15/16	832,000	846,560
#Ashtead Holdings 144A 8.625% 8/1/15	75,000	75,375
Avis Budget Car Rental
7.625% 5/15/14	1,535,000	1,527,324
7.75% 5/15/16	950,000	935,750
Hertz
8.875% 1/1/14	1,244,000	1,284,430
*10.50% 1/1/16	811,000	874,866
Kansas City Southern de Mexico 9.375% 5/1/12	685,000	705,550
#Kansas City Southern de Mexico 144A
8.00% 2/1/18	1,130,000	1,163,900
12.50% 4/1/16	595,000	706,563
@‡Northwest Airlines 10.00% 2/1/11	145,000	1,233
#United Air Lines 144A 12.00% 11/1/13	645,000	670,800
		8,792,351
Total Corporate Bonds (cost $743,308,156)		796,272,892

Municipal Bonds – 0.13%
Oregon State Taxable Pension 5.892% 6/1/27	5,000	5,141
Puerto Rico Sales Tax Financing Revenue (1st Subordinate) Class B 5.00% 8/1/39	1,875,000	1,962,544
Total Municipal Bonds (cost $1,880,000)		1,967,685

Non-Agency Asset-Backed Securities – 4.73%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21	2,150,000	2,144,625
#Bank of America Auto Trust 144A
Series 2009-2A A4 3.03% 10/15/16	1,375,000	1,414,921
Series 2009-3A A3 1.67% 12/15/13	1,000,000	1,007,462
Series 2009-3A A4 2.67% 12/15/16	4,220,000	4,286,204
•Bank of America Credit Card Trust Series 2008-A5 A5 1.43% 12/16/13	2,460,000	2,483,626
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	1,220,000	1,242,045
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	820,282	828,503
Series 2008-1 A3A 3.86% 8/15/12	735,245	748,634
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	1,750,000	1,948,108
Series 2008-A3 A3 5.05% 2/15/16	1,000,000	1,083,335
Series 2009-A2 A2 3.20% 4/15/14	1,845,000	1,892,469
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	97,775	98,955
Series 2008-A A3 4.94% 4/25/14	1,777,436	1,813,518
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 6/25/32	526,499	491,482
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	1,255,000	1,293,861
Series 2005-A10 A10 4.65% 12/17/12	1,270,000	1,298,541
•Series 2008-A6 A 1.43% 5/15/15	3,000,000	3,082,642
Series 2008-A9 A9 4.26% 5/15/13	840,000	872,328

Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	1,210,000	1,270,649
Series 2007-A3 A3 6.15% 6/15/39	1,797,000	1,982,266
•Series 2007-A7 A7 0.59% 8/20/14	750,000	749,675
•Series 2009-A1 A1 1.98% 3/17/14	1,540,000	1,582,287
•Series 2009-A2 A2 1.78% 5/15/14	2,300,000	2,358,454
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	1,590,000	1,659,485
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	1,910,000	1,674,245
Series 2006-3 A5 5.948% 11/25/36	1,800,000	1,258,110
CNH Equipment Trust
•Series 2007-B A3B 0.83% 10/17/11	25,507	25,511
Series 2008-A A3 4.12% 5/15/12	176,282	178,330
Series 2008-A A4A 4.93% 8/15/14	755,000	790,964
Series 2008-B A3A 4.78% 7/16/12	375,205	381,739
Series 2009-C A3 1.85% 12/16/13	950,000	956,188
Series 2009-C A4 3.00% 8/17/15	2,705,000	2,739,130
Series 2010-A A4 2.49% 11/5/16	3,700,000	3,698,824
@Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.944% 1/25/37	20,000	9,891
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	1,025,000	1,052,284
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,800,000	1,972,022
Series 2008-A4 A4 5.65% 12/15/15	530,000	582,061
•Series 2010-A1 A1 0.88% 9/15/15	1,500,000	1,502,766
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,415,000	2,345,185
#Ford Credit Auto Lease Trust Series 2010-A A2 144A 1.04% 3/15/13	3,850,000	3,850,449
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.78% 9/15/14	1,355,000	1,358,306
#Series 2010-1 A 144A 1.88% 12/15/14	2,580,000	2,591,772
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	2,035,000	2,061,937
•#Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/17	1,200,000	1,204,641
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	227,536	232,534
Series 2009-4 A3 1.87% 2/17/14	735,000	741,659
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	95,353	96,612
Series 2008-A A3 4.93% 12/17/12	900,000	933,537
•MBNA Credit Card Master Note Trust Series 2005-A4 0.27% 11/15/12	720,000	719,736
•Merrill Auto Trust Securitization Series 2007-1 A4 0.29% 12/15/13	645,000	640,984
Mid-State Trust
Series 11 A1 4.864% 7/15/38	14,979	13,542
#Series 2006-1 A 144A 5.787% 10/15/40	195,241	194,155
•Residential Asset Securities Series 2006-KS3 AI3 0.42% 4/25/36	71,465	65,691
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	699,663	713,476
Total Non-Agency Asset-Backed Securities (cost $71,243,623)		72,220,356

Non-Agency Collateralized Mortgage Obligations – 1.96%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	68,275	57,383
•ARM Trust Series 2005-10 3A11 5.371% 1/25/36	865,943	738,762
Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	107,255	104,272
Series 2004-10 1CB1 6.00% 11/25/34	61,459	49,916
Series 2004-11 1CB1 6.00% 12/25/34	3,826	3,069
Series 2005-1 2A1 5.50% 2/25/20	474,139	431,244
Series 2005-3 2A1 5.50% 4/25/20	62,869	56,867
Series 2005-5 2CB1 6.00% 6/25/35	229,054	163,129
Series 2005-6 7A1 5.50% 7/25/20	382,744	355,773
Series 2005-9 5A1 5.50% 10/25/20	682,546	634,448
Bank of America Funding Series 2006-5 2A10 5.75% 9/25/36	1,850,000	1,432,754
•Bank of America Mortgage Securities
Series 2003-D 1A2 3.161% 5/25/33	33	21
Series 2005-I 4A1 5.23% 10/25/35	174,826	148,946
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	335,218	340,142
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	1,490,000	1,020,472
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	200,000	156,613
Series 2006-4 3A1 5.50% 8/25/21	676,996	656,368
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.073% 8/25/34	702,928	708,990
Series 2007-AR8 1A3A 5.77% 8/25/37	1,598,631	1,154,567
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 3.90% 5/25/33	375	292
Series 2006-1 A2 6.00% 3/25/36	570,430	454,944
@Series 2006-17 A5 6.00% 12/25/36	189,104	172,306
•Series 2006-HYB1 3A1 5.104% 3/20/36	829,222	504,501
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	73,115	73,024
Series 2004-1 3A1 7.00% 2/25/34	33,720	30,643

First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33		880	879
•Series 2004-AR5 4A1 5.665% 10/25/34		56,956	55,273
•Series 2007-AR2 1A1 5.806% 8/25/37		1,031,212	780,799
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35		217,575	204,928
Series 2005-RP1 1A4 8.50% 1/25/35		166,963	157,414
Series 2006-RP1 1A2 7.50% 1/25/36		263,978	245,424
•GSR Mortgage Loan Trust
Series 2005-AR6 2A1 2.948% 9/25/35		102,517	94,566
Series 2006-AR1 3A1 5.317% 1/25/36		462,622	387,010
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.864% 12/25/34		664,837	573,504
Series 2005-A1 4A1 4.769% 2/25/35		113,344	104,385
Series 2005-A2 5A1 4.306% 4/25/35		66,446	62,889
Series 2005-A4 1A1 5.384% 7/25/35		711,491	640,084
Series 2005-A8 2A1 4.949% 11/25/35		1,279,892	1,235,516
Series 2006-A2 3A3 5.678% 4/25/36		495,000	348,820
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		289,892	262,258
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18		34,899	34,883
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33		1,096	973
Series 2005-6 7A1 5.332% 6/25/35		491,802	405,426
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34		324,010	311,455
Series 2005-2 1A4 8.00% 5/25/35		193,982	186,587
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		133,771	118,016
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34		5,063	5,176
•Residential Accredit Loans Series 2004-QA6 NB1 4.443% 12/26/34		2,776	1,858
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31		11,192	11,232
Series 2004-SL4 A3 6.50% 7/25/32		92,008	91,433
•Structured ARM Loan Trust Series 2006-5 5A4 5.486% 6/25/36		92,908	15,146
Structured Asset Securities
•Series 2002-22H 1A 6.952% 11/25/32		1,001	976
Series 2004-12H 1A 6.00% 5/25/34		267,662	244,323
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		158,134	104,715
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		187,197	180,119
Series 2004-CB3 4A 6.00% 10/25/19		176,045	177,189
•Series 2006-AR10 1A1 5.905% 9/25/36		813,592	636,129
•Series 2006-AR14 2A1 5.721% 11/25/36		2,537,273	1,944,535
•Series 2007-HY1 1A1 5.635% 2/25/37		1,754,566	1,270,165
•Series 2007-HY3 4A1 5.31% 3/25/37		2,522,624	2,161,143
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-E A2 4.50% 5/25/34		23,125	22,981
•Series 2004-T A1 3.151% 9/25/34		46,230	45,207
•Series 2005-AR2 2A1 2.879% 3/25/35		70,943	62,861
•Series 2005-AR16 2A1 2.998% 10/25/35		8,020	7,009
•Series 2005-AR16 6A4 4.58% 10/25/35		1,252,598	479,883
Series 2006-1 A3 5.00% 3/25/21		448,797	434,296
Series 2006-2 3A1 5.75% 3/25/36		1,115,703	1,028,887
Series 2006-3 A11 5.50% 3/25/36		875,000	829,109
Series 2006-4 2A3 5.75% 4/25/36		374,145	135,511
Series 2006-7 2A1 6.00% 6/25/36		159,751	129,747
•Series 2006-AR5 2A1 5.487% 4/25/36		875,845	689,572
•Series 2006-AR6 7A1 5.105% 3/25/36		910,670	836,568
•Series 2006-AR10 5A1 5.491% 7/25/36		895,655	707,359
•Series 2006-AR18 2A2 5.587% 11/25/36		725,820	208,197
•Series 2006-AR19 A1 5.519% 12/25/36		980,267	854,448
Series 2007-8 2A6 6.00% 7/25/37		400,000	303,278
Series 2007-13 A7 6.00% 9/25/37		856,294	722,872
Total Non-Agency Collateralized Mortgage Obligations (cost $33,848,583)			30,002,459

Regional Authorities – 0.62%Δ
Canada – 0.62%
Province of Ontario
4.40% 3/8/16	CAD	4,424,000	4,557,351
4.50% 12/1/19		365,000	364,587
Quebec Province 5.00% 12/1/15		4,240,000	4,503,210
Total Regional Authorities (cost $9,375,880)			9,425,148

«Senior Secured Loans – 9.08%
Advanced Disposal Services 6.00% 1/2/15	USD	735,000	744,188
AIG
Term Tranche Loan 1 6.75% 2/23/15		406,731	418,678
Term Tranche Loan 2 7.00% 3/7/16		298,269	303,191
Allen System Group 8.50% 10/18/13		495,000	499,797

Alliance HealthCare Services 5.50% 6/1/16	1,221,938	1,223,465
Allied Security Holdings 6.75% 2/23/15	1,378,927	1,390,993
Allison Transmission Term Trance Loan B 3.002% 8/7/14	1,672,369	1,597,347
Anchor Glass 6.00% 2/3/16	1,880,372	1,878,022
ARAMARK
Term Tranche Loan 1.995% 1/26/14	38,124	37,425
Term Tranche Loan B 2.126% 1/26/14	581,081	570,427
ATI Holdings 7.00% 2/18/16	1,155,000	1,127,089
Avaya Term Tranche Loan B2 10.50% 10/27/14	267,000	272,006
Avis Budget Car Rental 4.25% 4/21/14	1,087,066	1,091,583
Bausch & Lomb
Term Tranche Loan B 3.501% 4/11/15	1,809,345	1,771,240
Term Tranche Loan DD 3.501% 4/11/15	438,805	429,564
BE Aerospace 5.75% 7/28/14	959,864	973,062
Biomet Term Tranche Loan B 3.25% 3/25/15	321,015	316,510
Burlington Coat Factory Warehouse 2.50% 5/28/13	1,712,163	1,643,556
Butler Animal Health Supply Term Tranche Loan B 5.50% 12/31/15	384,088	388,649
Calpine Term Tranche Loan 1st Lien 3.124% 3/31/14	2,947,709	2,863,110
Cengage Learning Acquisitions 7.50% 7/7/14	1,206,747	1,226,356
CF Industries Holdings
5.50% 11/3/14	825,000	816,750
10.00% 10/15/10	1,370,000	1,370,000
Charter Communications Operating Term Tranche Loan B 2.25% 3/6/14	1,943,496	1,875,843
Chester Downs & Marina 12.375% 12/31/16	2,982,156	3,060,438
Community Health Systems
Term Tranche Loan B 2.502% 7/25/14	2,182,405	2,128,162
Term Tranche Loan DD 2.502% 7/25/14	111,758	109,139
Continental Airlines 5.63% 6/3/11	820,000	802,427
Dana Holding Term Tranche Loan B 4.334% 1/30/15	4,348,037	4,286,207
Delta Air Lines 8.75% 9/16/13	2,762,324	2,808,938
Discovery Communications Holding 5.57% 5/14/14	1,834,737	1,854,809
First Data Term Tranche Loan B2 3.00% 9/24/14	7,684,869	6,812,176
Flextronics International Term Tranche Loan B 2.501% 10/1/12	2,946,074	2,882,556
Ford Motor Term Tranche Loan B 3.258% 12/15/13	9,737,697	9,443,863
Freescale Semiconductor 1.979% 12/1/16	1,759,866	1,657,213
Goodyear Tire & Rubber Term Tranche Loan 2nd Lien 2.34% 4/30/14	1,040,000	995,800
Graham Packaging Term Tranche Loan C 6.75% 4/5/14	3,661,192	3,705,803
Graphic Packaging International Term Tranche Loan C 3.00% 5/16/14	1,683,615	1,681,409
Harrahs Loan Operating Term Tranche Loan B 9.50% 10/31/16	1,895,000	1,966,650
HealthSouth Term Tranche Loan B2 4.01% 3/14/14	1,089,625	1,095,656
Huntsman International Term Tranche C 2.486% 6/23/16	509,850	492,535
IMS Health Term Tranche Loan B 5.25% 11/9/16	515,000	519,571
Intelsat
Term Tranche Loan A3 2.728% 7/3/12	362,069	355,099
Term Tranche Loan BA 2.728% 1/3/14	1,842,455	1,797,784
Term Tranche Loan BB 2.728% 1/3/14	1,842,930	1,798,248
Term Tranche Loan BC 2.728% 1/3/14	1,842,455	1,797,784
Johnsondiversey Term Tranche Loan B 5.50% 11/24/15	1,185,000	1,197,591
Knology 3.783% 6/2/14	646,092	640,167
Language Line 5.50% 10/14/15	1,395,000	1,401,682
Level 3 Financing Term Tranche Loan B 11.50% 3/13/14	585,000	640,575
Levi Strauss & Co. Term Tranche Loan B 2.479% 3/27/14	240,000	224,551
Lyondell Chemical 5.50% 3/14/16	790,000	798,520
MacDermid Term Tranche Loan B 2.229% 4/12/14	1,190,019	1,112,667
MCC Georgia 5.50% 3/31/17	1,520,708	1,533,634
MGM MIRAGE 5.00% 2/21/14	1,680,000	1,495,393
Nalco 6.50% 5/6/16	3,040,625	3,076,732
Nielsen Finance Term Tranche Loan B 3.979% 5/9/16	1,703,144	1,676,881
NTELOS 5.75% 7/31/15	728,750	736,344
Nuveen Investment
2nd Lien Term Tranche Loan 12.50% 7/9/15	810,000	869,738
Term Tranche Loan B 3.302% 11/13/14	4,101,041	3,772,958
Pilot Travel Centers Term Tranche Loan A 5.25% 1/15/15	1,615,000	1,627,113
Pinnacle Foods Finance Term Tranche Loan C 7.50% 4/2/14	1,100,000	1,114,608
PQ 6.73% 7/30/15	4,406,000	4,057,463
RehabCare Group Term Tranche Loan B 6.00% 11/3/15	2,980,000	3,002,350
Rental Service 2nd Lien Term Tranche Loan 3.817% 10/7/13	1,946,202	1,884,410
Revlon Consumer Products 6.00% 8/17/15	925,000	917,484
Reynolds Group Holdings Term Tranche Loan 6.25% 11/5/15	2,235,000	2,262,233
Rite Aid 9.50% 6/5/15	1,770,000	1,854,810
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14	1,346,407	1,356,721
Sinclair Television Group Term Tranche Loan B 6.50% 10/16/15	940,000	953,663
Smurfit-Stone Container Enterprises 6.75% 1/2/16	1,135,000	1,139,256
Solutia 4.75% 3/2/17	715,000	722,990
SunGard Data Systems 6.75% 2/28/14	1,494,203	1,509,145
Targa Resources 6.00% 7/6/16	1,475,000	1,484,676
TASC
Term Tranche Loan A 5.50% 12/19/14	315,000	316,640
Term Tranche Loan B 5.75% 12/19/14	410,000	413,075

Telesat Canada
Term Tranche Loan B 3.24% 10/31/14		1,930,224	1,906,106
Term Tranche Loan II 3.24% 10/31/14		165,789	163,718
Texas Competitive Electric Holdings Term Tranche Loan B 3.729% 10/10/14		9,232,699	7,607,006
Toys R US Term Tranche Loan B 4.479% 7/19/12		1,000,000	1,004,550
TWCC Holding 5.00% 9/14/15		350,000	354,513
Univision Communications Term Tranche Loan B 2.533% 9/29/14		5,985,000	5,353,686
US Telepacific 9.50% 7/27/15		1,525,000	1,537,391
Total Senior Secured Loans (cost $131,821,480)			138,602,158

Sovereign Agencies – 0.26%Δ
Brazil – 0.18%
#Banco Nacional de Desenvolvimento Economico e Social 144A
5.50% 7/12/20		1,360,000	1,353,200
6.369% 6/16/18		1,260,000	1,341,900
			2,695,100
Republic of Korea – 0.08%
#Korea Expressway 144A 4.50% 3/23/15		1,220,000	1,241,151
			1,241,151
Total Sovereign Agencies (cost $3,866,197)			3,936,251

Sovereign Debt – 6.82%Δ
Australia – 0.96%
*Australian Government Bond 6.25% 4/15/15	AUD	15,494,000	14,676,878
			14,676,878
Colombia – 0.21%
Republic of Colombia 7.375% 9/18/37	USD	2,894,000	3,255,750
			3,255,750
Indonesia – 1.64%
Indonesia Treasury Bond
9.50% 6/15/15	IDR	37,550,000,000	4,375,079
10.50% 8/15/30		37,550,000,000	4,265,378
10.75% 5/15/16		36,531,000,000	4,473,223
11.00% 11/15/20		55,716,000,000	6,959,487
12.80% 6/15/21		36,200,000,000	5,013,011
			25,086,178
Mexico – 0.91%
Mexican Bonos
7.50% 6/3/27	MXN	107,847,300	8,223,883
7.75% 12/14/17		56,830,000	4,693,009
United Mexican States 5.125% 1/15/20	USD	968,000	982,520
			13,899,412
Norway – 2.15%
Eksportfinans
3.00% 11/17/14		3,120,000	3,135,338
5.50% 5/25/16		7,375,000	8,133,577
Norway Government Bond
4.50% 5/22/19	NOK	40,114,000	7,149,919
5.00% 5/15/15		78,716,000	14,396,117
			32,814,951
Poland – 0.50%
Poland Government Bond 5.50% 10/25/19	PLN	21,840,000	7,664,132
			7,664,132
Republic of Korea – 0.08%
Government of South Korea 4.25% 12/7/21	EUR	969,000	1,273,537
			1,273,537
Sweden – 0.26%
Svensk Exportkredit 3.25% 9/16/14	USD	3,810,000	3,896,365
			3,896,365
Turkey – 0.11%
Turkey Government International Bond 6.75% 5/30/40		1,604,000	1,583,950
			1,583,950
Total Sovereign Debt (cost $101,191,648)			104,151,153

Supranational Banks – 1.95%
Asian Development Bank 6.00% 1/20/15	AUD	2,468,000	2,261,155
European Bank for Reconstruction & Development 9.188% 9/10/12	BRL	2,380,000	1,338,888
European Investment Bank
6.125% 1/23/17	AUD	1,560,000	1,414,924
9.00% 12/21/18	ZAR	29,400,000	4,036,810
^10.225% 10/22/19	BRL	2,520,000	550,993
11.25% 2/14/13	BRL	4,800,000	2,823,763
#European Investment Bank 144A 4.00% 5/15/14	NOK	5,480,000	956,124

International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	8,946,000	6,391,887
5.75% 2/17/15	AUD	2,815,000	2,563,567
5.75% 10/21/19	AUD	2,316,000	2,044,687
6.00% 2/15/17		1,770,000	1,601,042
International Finance 5.75% 3/16/15		4,262,000	3,871,527
Total Supranational Banks (cost $28,628,347)			29,855,367

U.S. Treasury Obligations– 3.05%
U.S. Treasury Bills
0.10% 4/15/10	USD	3,901,860	3,901,638
0.12% 4/22/10		3,121,488	3,121,232
U.S. Treasury Inflation Index Notes
*1.625% 1/15/15		12,993,575	13,588,433
¥2.00% 1/15/14		6,438,178	6,842,071
*2.375% 1/15/17		6,178,318	6,678,860
*U.S. Treasury Notes
1.375% 3/15/13		8,590,000	8,542,352
3.625% 2/15/20		4,040,000	3,972,459
Total U.S. Treasury Obligations (cost $46,813,926)			46,647,045

		Number of
		Shares
Common Stock – 0.15%
=†Adelphia Recovery Trust Series Arahova		1	0
†Alliance Imaging		105,073	590,509
Blackstone Group		25,000	350,000
=†Calpine Escrow Tracking		385,000	0
=†Century Communications		2,500,000	0
†Delta Air Lines		25	365
†DirecTV		15,850	535,889
†Flextronics International		29,800	233,632
†Geoeye		7,600	224,200
Merck		0	0
†Mirant		116	1,260
†Mobile Mini		18,836	291,770
=∏†PT Holdings		685	7
Total Common Stock (cost $2,500,817)			2,227,632

Convertible Preferred Stock – 0.07%
Freeport-McMoRan Copper & Gold 6.75% exercise price $72.91, expiration date 5/1/10		8,719	1,011,404
Merck 6.00% exercise price $57.43, expiration date 8/13/10		274	68,911
Total Convertible Preferred Stock (cost $958,113)			1,080,315

Preferred Stock – 0.27%
•Bank of America 8.125%		1,570,000	1,603,881
•PNC Financial 8.25%		2,420,000	2,529,664
=Port Townsend		137	0
Total Preferred Stock (cost $3,803,649)			4,133,545

Warrant – 0.00%
=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
≠Discount Notes – 5.62%
Federal Home Loan Bank
0.001% 4/1/10	USD	62,429,763	62,429,764
0.01% 4/5/10		23,411,161	23,411,135
Total Discount Notes (cost $85,840,899)			85,840,899

Total Value of Securities Before Securities Lending Collateral – 103.44%
(cost $1,505,937,830)			1,579,826,279

		Number of
		Shares
Securities Lending Collateral** – 5.71%
Investment Companies Mellon GSL DBT II Collateral Fund		76,868,550	76,868,550
BNY Mellon SL DBT II Liquidating Fund		10,333,568	10,230,232
@†Mellon GSL Reinvestment Trust II		1,852,892	78,748
Total Securities Lending Collateral (cost $89,055,010)			87,177,530

Total Value of Securities – 109.15%
(cost $1,594,992,840)			1,667,003,809 ©
Obligation to Return Securities Lending Collateral** – (5.83%)			(89,055,010)
Liabilities Net of Receivables and Other Assets – (See Notes) (3.32%)			(50,642,614)
Net Assets Applicable to 135,280,496 Shares Outstanding – 100.00%			$1,527,306,185

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of March 31, 2010.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $267,460,197, which represented 17.51% of the Series’ net assets. See Note 5 in “Notes.”
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $7,544,753, which represented 0.49% of the Series’ net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
ΦStep coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $145,579, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
‡Non income producing security; security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
∏Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2010, the aggregate amount of the restricted securities was $7 or 0.00% of the Series’ net assets. See Note 5 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
¥Fully or partially pledged as collateral for financial futures contracts.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $87,320,589 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	2,625,133	USD	(2,379,236)	4/30/10	$21,627
AUD	3,099,840	USD	(2,816,081)	4/30/10	18,935
BRL	12,536,537	USD	(6,888,207)	4/30/10	116,227
BRL	15,180,000	USD	(8,369,926)	4/30/10	111,469
CAD	3,528,856	USD	(3,449,854)	4/30/10	25,119
CAD	5,315,326	USD	(5,194,326)	4/30/10	39,839
CAD	7,061,868	USD	(6,910,122)	4/30/10	43,917
CLP	148,984,500	USD	(279,521)	4/30/10	4,882
EUR	(1,015,070)	USD	1,368,355	4/30/10	(2,791)
EUR	(5,634,002)	USD	7,622,000	4/30/10	11,651
GBP	(502,369)	USD	748,380	4/30/10	(13,903)
GBP	(4,987,592)	USD	7,492,211	4/30/10	(75,835)
IDR	20,737,285,000	USD	(2,265,132)	4/30/10	3,842
ILS	10,675,267	USD	(2,849,892)	4/30/10	37,852
INR	508,273,224	USD	(10,922,000)	10/20/10	215,126
KRW	4,032,827,000	USD	(3,531,991)	4/30/10	28,061
KRW	18,117,781,883	USD	(15,856,627)	4/30/10	137,178
MYR	11,008,538	USD	(3,298,438)	4/30/10	74,482
MYR	39,626,679	USD	(11,864,275)	4/30/10	276,995
NOK	(10,476,116)	USD	1,754,617	4/30/10	(5,865)
NOK	2,465,678	USD	(412,369)	4/30/10	1,981
NOK	18,736,173	USD	(3,141,150)	4/30/10	7,411
NZD	(9,065,114)	USD	6,354,645	4/30/10	(70,508)
PLN	(10,568,580)	USD	3,633,812	4/30/10	(56,592)
PLN	8,195,279	USD	(2,809,007)	4/30/10	52,673
SGD	4,344,966	USD	(3,095,499)	4/30/10	10,016
SGD	10,904,349	USD	(7,768,844)	4/30/10	24,915
TWD	103,280,625	USD	(3,251,909)	4/30/10	2,511
TWD	252,279,375	USD	(7,949,563)	4/30/10	(125)
ZAR	(32,915,859)	USD	4,418,592	4/30/10	(72,588)
					$968,502

Futures Contracts

Contracts	Notional	Notional		Unrealized
to Buy	Cost	Value	Expiration Date	Depreciation
412 U.S. Treasury 5 yr notes	$47,438,530	$47,315,625	6/30/10	$(112,905)

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
ITRAXX Europe Subordinate Financials 12.1
5 yr CDS	$12,800,000	1.00%	12/20/14	$(34,473)
Kingdom of Spain
5 yr CDS	8,910,000	1.00%	3/20/15	63,490
5 yr CDS	2,030,000	1.00%	3/20/15	23,627
JPMorgan Chase Securities
Donnelly (R.R.) & Son 5 yr CDS	5,100,000	5.00%	6/20/14	(1,294)
Penney (J.C.)
5 yr CDS	1,350,000	1.00%	3/20/15	(4,174)
5 yr CDS	2,025,000	1.00%	3/20/15	11,806
5 yr CDS	3,370,000	1.00%	3/20/15	26,179
Portuguese Republic 5yr CDS	5,129,000	1.00%	6/20/15	(26,282)
Sunoco 5yr CDS	2,365,000	1.00%	3/20/15	(844,814)
	$43,079,000			$(785,935)

Protection Sold:
Citigroup Global Markets
MetLife 5 yr CDS	$1,215,000	5.00%	9/20/14	$14,678
JPMorgan Chase Securities
Macy’s
5 yr CDS	1,350,000	1.00%	3/20/15	3,703
5 yr CDS	2,025,000	1.00%	3/20/15	13,902
5 yr CDS	3,370,000	1.00%	3/20/15	(234,714)
MetLife 5 yr CDS	1,185,000	1.00%	12/20/14	(67,898)
Valero Energy 5 yr CDS	2,365,000	1.00%	3/20/15	78,175
	$11,510,000			$(192,154)
Total				$(978,089)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,596,813,995
Aggregate unrealized appreciation	$81,926,399
Aggregate unrealized depreciation	(11,736,585)
Net unrealized appreciation	$70,189,814

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$302,025,248	$7,256,589	$309,281,837
Common Stock	2,227,625	-	7	2,227,632
Corporate Debt	-	976,086,964	6,272,752	982,359,716
Foreign Debt	-	142,654,275	4,713,644	147,367,919
Municipal Bonds	-	1,967,685	-	1,967,685
U.S. Treasury Obligations	46,647,045	-	-	46,647,045
Short-Term	-	85,840,899	-	85,840,899
Securities Lending Collateral	76,868,550	10,230,232	78,748	87,177,530
Other	-	4,133,545	1	4,133,546
Total	$125,743,220	$1,522,938,848	$18,321,741	$1,667,003,809

Foreign Currency Exchange Contracts	$-	$968,502	$-	$968,502
Futures Contract	-	(112,905)	-	(112,905)
Swaps Contracts	-	(978,089)	-	(978,089)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-			Securities
	Backed	Corporate	Foreign	Lending	Common
	Securities	Debt	Debt	Collateral	Stock	Other	Total
Balance as of 12/31/09	$3,546,079	$1,784,192	$13,314,692	$78,748	$7	$1	$18,723,719
Purchases	3,698,823	5,727,225	2,795,947	-	-	-	12,221,995
Sales	-	(54,480)	(5,037,697)	-	-	-	(5,092,177)
Net realized gain	-	2,549	84,099	-	-	-	86,648
Transfers out of Level 3	-	(1,389,272)	(6,165,812)	-	-	-	(7,555,084)
Net change in unrealized
appreciation/depreciation	11,687	202,538	(277,585)	-	-	-	(63,360)
Balance as of 3/31/10	$7,256,589	$6,272,752	$4,713,644	$78,748	$7	$1	18,321,741

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/10	$11,687	$208,126	$14,297	$-	$-	$-	$234,110

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2010, the aggregate unrealized depreciation of credit default swaps was $1,213,649. The Series had posted $120,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Fund would have received $31,569,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the Schedule of Investments, at March 31, 2010, the notional value of the protection sold was $11,510,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2010, the net unrealized depreciation of the protection sold was $192,154.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the Schedule of Investments.

Fair values of derivative instruments as of March 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Foreign exchange contracts (Forward currency	Receivables and		Liabilities net of
contracts)	other assets net of		receivables and
	liabilities	$987,042	other assets	$18,540
Interest rate contracts (Futures)	Receivables and		Liabilities net of
	other assets net of		receivables and
	liabilities	-	other assets	112,905

Credit contracts (Swaps)	Receivables and		Liabilities net of
	other assets net of		receivables and
	liabilities	67,322	other assets	1,045,411

Total		$1,054,364		$1,176,856

The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2010 was as follows:

Change in
Unrealized
		Realized Gain	Appreciation or
		or Loss on	Depreciation on
	Location of Gain or Loss	Derivatives	Derivatives
	on Derivatives	Recognized in	Recognized in
	Recognized in Income	Income	Income
Foreign exchange contracts (Forward currency	Net realized loss on foreign
contracts)	currencies and net change
in unrealized
appreciation/depreciation of
investments and foreign
	currencies	$(937,036)	$1,527,029

Interest rate contracts (Futures)	Net realized loss on futures
contracts and net change in
unrealized
appreciation/depreciation of
investments and foreign
	currencies	(60,466)	(1,920,108)

Credit contracts (Swaps)	Net realized loss on swap
contracts and net change in
unrealized
appreciation/depreciation of
investments and foreign
	currencies	(1,488,906)	(200,233)
Total		$(2,486,408)	$(593,312)

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010 the value of securities on loan was $87,320,589, for which the Series received collateral, comprised of non-cash collateral valued at $331,583, and cash collateral of $89,055,010. At March 31, 2010, the value of invested collateral was $87,177,530. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

March 30, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.33%Δ
Argentina – 3.76%
@Cresud ADR	725,538	$10,113,999
*†Empresa Distribuidora Y Comercializadora Norte ADR	200,000	1,414,000
†#Grupo Clarin Class B GDR 144A	209,100	1,229,759
*@IRSA Inversiones y Representaciones ADR	315,012	3,402,130
*Pampa Energia ADR	66,800	760,184
Petrobras Energia ADR	72,592	1,210,835
†Telecom Argentina ADR	90,400	1,694,096
		19,825,003
Australia – 0.15%
†Alara Resources	119,472	16,443
†@Strike Resources	907,648	766,188
		782,631
Brazil – 12.17%
AES Tiete	359,636	3,532,166
*Banco Santander Brasil ADR	350,400	4,355,472
*†Braskem ADR	88,199	1,276,240
Centrais Eletricas Brasileiras	1,216,923	17,993,015
Cyrela Brazil Realty	114,015	1,335,169
*†Fibria Celulose ADR	272,283	5,957,552
*Itau Unibanco Holding ADR	240,477	5,288,078
Petroleo Brasileiro ADR	484,000	19,161,560
*Tim Participacoes ADR	103,528	2,873,937
Triunfo Participacoes e Investmentos	61,000	188,616
*Vale ADR	78,502	2,179,216
		64,141,021
☐China – 6.81%
†51job ADR	67,300	1,212,746
*China Petroleum & Chemical ADR	27,088	2,227,717
China Telecom	6,857,637	3,382,780
†Focus Media Holding ADR	204,781	3,739,301
Fosun International	148,208	118,540
*†Foxconn International Holdings	1,766,000	1,862,838
*†Hollysys Automation Technologies	145,100	1,670,101
*†Huadian Power	7,932,000	1,992,131
*†Metallurgical	1,554,000	850,629
*PetroChina	2,128,000	2,488,616
*PetroChina ADR	40,000	4,688,801
†Shanda Games ADR	284,625	2,049,300
*†Sina	98,107	3,697,653
Sinopec Shanghai Petrochemical	3,754,377	1,489,324
*Sinotrans	4,326,332	1,198,005
*†Sohu.com	6,100	333,060
*†Spreadtrum Communications ADR	106,600	596,960
Travelsky Technology	2,772,961	2,317,869
		35,916,371
France – 0.46%
Vallourec	12,042	2,428,474
		2,428,474
■Hong Kong – 5.11%
China Mobile ADR	173,600	8,353,631
China Unicom	3,327,021	3,745,135
China Unicom ADR	568,192	6,335,340
China Water Affairs Group	984,866	432,546
First Pacific	3,183,285	2,062,263
Franshion Properties China	9,558,000	3,249,911
Tianjin Development Holdings	224,600	133,356
†Tom Group	26,212,004	2,599,510
		26,911,692

Hungary – 0.45%
*OTP Bank	68,336	2,390,108
		2,390,108
India – 1.46%
†@Indiabulls Real Estate GDR	44,628	151,512
Oil India	19,385	499,327
*#Reliance Industries GDR 144A	143,410	6,887,078
*†Sify Technologies ADR	102,500	173,225
		7,711,142
Indonesia – 1.98%
Gudang Garam	1,776,727	4,837,623
Tambang Batubara Bukit Asam	2,919,097	5,587,710
		10,425,333
Israel – 0.86%
Israel Chemicals	333,516	4,512,156
		4,512,156
Luxembourg – 0.36%
*Evraz Group GDR	47,600	1,891,148
		1,891,148
Malaysia – 2.47%
†Eastern & Oriental	4,015,375	1,201,489
Hong Leong Bank	1,800,000	4,772,821
KLCC Property Holdings	1,766,200	1,815,823
Media Prima	1,055,500	696,443
Oriental Holdings	1,436,600	2,707,031
†UEM Land Holdings	3,557,688	1,845,200
		13,038,807
Mexico – 6.15%
America Movil Series L ADR	136,221	6,857,365
*†Cemex ADR	705,960	7,207,850
*Consorcio ARA	2,224,100	1,498,468
*†Empresas ICA	1,242,768	3,181,353
Fomento Economico Mexicano ADR	151,629	7,206,926
Grupo Televisa ADR	306,600	6,444,732
		32,396,694
Pakistan – 0.14%
*@Oil & Gas Development GDR	48,282	746,107
		746,107
Peru – 0.83%
Cia de Minas Buenaventura ADR	140,940	4,364,912
		4,364,912
Philippines – 0.26%
Philippine Long Distance Telephone ADR	25,926	1,381,337
		1,381,337
Poland – 1.58%
Enea	111,563	731,541
†Polska Grupa Energetyczna	142,017	1,148,506
Polski Koncern Naftowy Orlen	293,760	3,990,299
Telekomunikacja Polska	434,628	2,466,503
		8,336,849
Republic of Korea – 13.04%
CJ	51,355	3,059,196
†D&Shop	279,500	470,589
Daelim Industrial	11,659	772,836
GS Holdings	50,000	1,772,062
Hyundai Elevator	20,899	977,115
KB Financial Group ADR	186,596	8,949,165
†Korea Electric Power	127,730	4,126,149
†Korea Electric Power ADR	200,000	3,248,000
KT	112,200	4,635,954
*LG Display ADR	208,709	3,689,975
Lotte Chilsung Beverage	9	6,881
Lotte Confectionery	3,264	3,805,043
Samsung Electronics	22,930	16,577,612
†SK Communications	107,325	1,185,702
SK Energy	44,113	4,737,045
SK Holdings	9,171	814,606
SK Telecom	13,785	2,113,834
SK Telecom ADR	452,665	7,812,998
		68,754,762

Russia – 8.97%
†@Chelyabinsk Zink Plant GDR	77,800	353,212
=†Enel OGK-5 GDR	15,100	71,741
Gazprom ADR	605,610	14,201,554
LUKOIL ADR	26,333	1,493,081
LUKOIL ADR (London International Exchange)	150,000	8,511,000
†MMC Norilsk Nickel ADR	97,975	1,818,416
Mobile TeleSystems ADR	69,401	3,851,756
Sberbank	3,201,818	9,381,327
Surgutneftegaz ADR	336,052	3,330,275
=†@TGK-5 GDR	6,230	13,625
VTB Bank GDR	774,991	4,262,451
		47,288,438
South Africa – 9.25%
ArcelorMittal Steel South Africa	421,035	5,345,816
†Blue Label Telecoms	462,103	304,265
Gold Fields ADR	340,348	4,295,192
Impala Platinum Holdings	152,575	4,478,882
JD Group	545,025	3,308,279
JSE	162,430	1,443,822
Sasol	121,822	5,058,872
*Sasol ADR	73,227	3,022,078
Standard Bank Group	317,616	4,992,983
Sun International	188,959	2,385,964
Telkom	148,490	695,601
Tongaat Hulett	240,987	3,404,892
*Vodacom Group	1,316,693	10,042,268
		48,778,914
Taiwan – 6.35%
Cathay Financial Holding	2,027,747	3,385,701
Evergreen Marine	5,532,000	3,258,987
Formosa Chemicals & Fibre	2,322,990	5,437,447
MediaTek	678	11,764
†Polaris Securities	2,080,000	1,081,200
President Chain Store	1,660,320	4,142,626
*Siliconware Precision Industries ADR	101,000	607,010
Taiwan Semiconductor Manufacturing	2,669,864	5,172,770
*†United Microelectronics	7,517,461	3,990,525
†United Microelectronics ADR	628,254	2,362,235
Walsin Lihwa	10,268,100	4,043,514
		33,493,779
Thailand – 2.73%
Bangkok Bank-Foreign	717,191	3,050,225
@PTT Exploration & Production - Foreign	580,023	2,664,195
Siam Cement NVDR	1,088,634	8,653,848
		14,368,268
Turkey – 2.73%
Alarko Gayrimenkul Yatirim Ortakligi	56,976	690,616
Alarko Holding	1,133,310	2,866,871
Haci Omer Sabanci Holding	0	2
†Turk Sise ve Cam Fabrikalari	1,855,224	2,334,307
Turkcell Iletisim Hizmet	414,125	2,523,489
Turkiye Is Bankasi Class C	1,168,952	3,804,100
Yazicilar Holding Class A	347,478	2,186,044
		14,405,429
United Kingdom – 1.37%
†Anglo American	85,826	3,742,843
†Anglo American ADR	104,315	2,273,837
†@Griffin Mining	1,846,472	1,141,937
Mwana Africa	470,093	71,344
		7,229,961
United States – 2.89%
*Bunge	114,600	7,062,798
†Google Class A	6,000	3,402,060
*†MEMC Electronic Materials	310,000	4,752,300
		15,217,158
Total Common Stock (cost $492,760,081)		486,736,494

Preferred Stock – 5.92%Δ
Brazil – 2.99%
†Braskem Class A	324,568	2,372,106
Jereissati Participacoes 1.43%	777,595	568,306
Vale Class A 1.71%	461,280	12,797,845
		15,738,257
Malaysia – 0.11%
@†Eastern & Oriental 8.00%	2,007,687	606,906
		606,906
Republic of Korea – 1.85%
CJ 3.75%	31,500	631,977
CJ Cheiljedang 5.22%	17,300	993,857
Hyundai Motor 2.67%	76,342	2,830,480
Samsung Electronics 1.52%	11,195	5,323,179
		9,779,493
Russia – 0.97%
@AK Transneft 0.68%	4,387	5,088,920
		5,088,920
Total Preferred Stock (cost $23,677,327)		31,213,576

Participation Notes – 0.05%
=†#@Lehman Indian Oil CW-12 LEPO 144A	100,339	39,717
=†#Lehman Oil & Natural Gas CW-12 LEPO 144A	146,971	216,119
Total Participation Notes (cost $4,952,197)		255,836

Warrant – 0.00%Δ
Malaysia – 0.00%
†@Media Prima exercise price MYR 1.80, expiration date 12/31/14	30,157	5,831
Total Warrant (cost $0)		5,831
	Principal
	Amount
	(U.S. $)
≠Discount Notes – 0.58%
Federal Home Loan Bank
0.001% 4/1/10	$2,235,655	2,235,654
0.01% 4/5/10	838,371	838,370
Total Discount Notes (cost $3,074,024)		3,074,024

U.S. Treasury Obligations – 0.05%
U.S. Treasury Bills
0.10% 4/15/10	139,728	139,720
0.12% 4/22/10	111,783	111,774
Total U.S. Treasury Obligations (cost $251,498)		251,494

Total Value of Securities Before Securities Lending Collateral – 98.93%
(cost $524,715,127)		521,537,255
	Number of
	Shares
Securities Lending Collateral** – 4.67%
Investment Companies
Mellon GSL DBT II Collateral Fund	20,518,683	20,518,683
BNY Mellon SL DBT II Liquidating Fund	4,105,119	4,064,068
†@Mellon GSL Reinvestment Trust II	521,138	22,148
Total Securities Lending Collateral (cost $25,144,940)		24,604,899

Total Value of Securities – 103.60%
(cost $549,860,067)		546,142,154	©
Obligation to Return Securities Lending Collateral** – (4.77%)		(25,144,940)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.17%		6,152,218
Net Assets Applicable to 27,487,180 Shares Outstanding – 100.00%		$527,149,432

ΔSecurities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $341,202, which represented 0.06% of the Series' net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $8,372,673, which represented 1.59% of the Series’ net assets. See Note 5 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $25,116,427 which represented 4.76% of the Series’ net assets. See Note 5 in “Notes."
≠The rate shown is the effective yield at the time of purchase.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©Includes $24,052,229 of securities loaned.
*Fully or partially on loan.
**See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
HKD – Hong Kong Dollar
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar

1The following foreign currency exchange contract was outstanding at March 31, 2010:

Foreign Currency Exchange Contract
Contract to					Unrealized
Receive		In Exchange For		Settlement Date	Appreciation
HKD	1,036,937	USD	(133,557)	4/7/10	$3

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$550,651,306
Aggregate unrealized appreciation	$82,179,542
Aggregate unrealized depreciation	(86,688,694)
Net unrealized depreciation	$(4,509,152)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $15,706,655 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$482,401,425	$4,249,703	$85,366	$486,736,494
Short-Term	-	3,074,024	-	3,074,024
U.S. Treasury Obligations	251,494	-	-	251,494
Securities Lending Collateral	20,518,683	4,064,068	22,148	24,604,899
Other	31,219,407	-	255,836	31,475,243
Total	$534,391,009	$11,387,795	$363,350	$546,142,154

Foreign Currency Exchange Contract	$-	$3	$-	$3

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Common Stock	Other	Total
Balance as of 12/31/09	$22,148	$63,150	$262,566	$347,864
Net change in unrealized
appreciation/depreciation	-	22,216	(6,730)	15,486
Balance as of 3/31/10	$22,148	$85,366	$255,836	$363,350

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$-	$22,216	$(6,730)	$15,486

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series' exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $24,052,229, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $24,604,899. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

March 31, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.88%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	$295,000	$268,450
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	377,000	374,644
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	1,230,000	1,107,000
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/24	2,585,000	2,261,875
≠†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	785,000	0
Total Convertible Bonds (cost $3,748,243)		4,011,969

Corporate Bonds – 90.52%
Basic Industry – 6.50%
#Algoma Acquisition 144A 9.875% 6/15/15	2,485,000	2,298,624
#Appleton Papers 144A 10.50% 6/15/15	1,915,000	1,915,000
Century Aluminum 8.00% 5/15/14	1,951,000	1,946,123
#Evraz Group 144A 9.50% 4/24/18	1,105,000	1,192,019
#FMG Finance 144A 10.625% 9/1/16	4,030,000	4,664,724
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	1,020,000	1,136,271
*Hexion US Finance 9.75% 11/15/14	1,080,000	1,107,000
#MacDermid 144A 9.50% 4/15/17	1,087,000	1,122,328
*#Momentive Performance Materials 144A 12.50% 6/15/14	990,000	1,123,650
NewPage
*11.375% 12/31/14	275,000	275,000
#144A 11.375% 12/31/14	1,960,000	1,960,000
•Noranda Aluminium Acquisition PIK 5.274% 5/15/15	1,512,167	1,209,734
Novelis
7.25% 2/15/15	1,565,000	1,518,050
11.50% 2/15/15	670,000	724,438
#PE Paper Escrow 144A 12.00% 8/1/14	1,075,000	1,216,824
@=Port Townsend 7.32% 8/27/12	558,395	404,836
Ryerson
•7.624% 11/1/14	990,000	925,650
12.00% 11/1/15	1,045,000	1,102,475
#Steel Dynamics 144A 7.625% 3/15/20	1,695,000	1,745,850
Teck Resources
10.25% 5/15/16	320,000	382,400
10.75% 5/15/19	1,210,000	1,488,300
		29,459,296
Brokerage – 0.81%
#Cemex Finance 144A 9.50% 12/14/16	2,380,000	2,475,200
E Trade Financial PIK 12.50% 11/30/17	1,009,000	1,210,800
		3,686,000
Capital Goods – 5.80%
BWAY 10.00% 4/15/14	3,080,000	3,326,399
•#C8 Capital 144A 6.64% 12/31/49	1,445,000	1,007,406
Casella Waste Systems 9.75% 2/1/13	2,499,000	2,511,495
#DAE Aviation Holdings 144A 11.25% 8/1/15	700,000	658,000
#Graphic Packaging International 144A 9.50% 6/15/17	1,670,000	1,791,076
Intertape Polymer 8.50% 8/1/14	957,000	823,020
Manitowoc 9.50% 2/15/18	2,255,000	2,362,113
#Plastipak Holdings 144A
8.50% 12/15/15	1,050,000	1,073,625
10.625% 8/15/19	1,050,000	1,173,375
#Ply Gem Industries 144A 13.125% 7/15/14	1,480,000	1,542,900
Pregis 12.375% 10/15/13	3,318,000	3,384,359
RBS Global/Rexnord
9.50% 8/1/14	485,000	506,825
*11.75% 8/1/16	1,410,000	1,519,275
Solo Cup 8.50% 2/15/14	425,000	417,563
Thermadyne Holdings 11.50% 2/1/14	1,840,000	1,853,800

#Trimas 144A 9.75% 12/15/17	1,775,000	1,846,000
#USG 144A 9.75% 8/1/14	450,000	479,250
		26,276,481
Consumer Cyclical – 8.07%
#Allison Transmission 144A 11.00% 11/1/15	1,495,000	1,599,650
American Axle & Manufacturing
7.875% 3/1/17	1,315,000	1,232,813
#144A 9.25% 1/15/17	750,000	804,375
ArvinMeritor
8.125% 9/15/15	1,175,000	1,139,750
10.625% 3/15/18	660,000	686,400
#Associated Materials 144A 9.875% 11/15/16	235,000	254,975
Beazer Homes USA 8.375% 4/15/12	1,100,000	1,102,750
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	1,075,000	1,144,875
*Ford Motor 7.45% 7/16/31	4,010,000	3,809,499
*Ford Motor Credit 12.00% 5/15/15	2,815,000	3,366,377
GMAC 8.00% 12/31/18	2,380,000	2,368,100
Interface
9.50% 2/1/14	220,000	227,700
#144A 11.375% 11/1/13	710,000	804,075
K Hovnanian Enterprises
7.50% 5/15/16	675,000	533,250
#144A 10.625% 10/15/16	1,020,000	1,091,400
#Landry's Restaurants 144A 11.625% 12/1/15	3,200,000	3,456,000
M/I Homes 6.875% 4/1/12	1,025,000	999,375
#Norcraft Finance 144A 10.50% 12/15/15	1,585,000	1,680,100
Norcraft Holdings/Capital 9.75% 9/1/12	887,000	847,085
*OSI Restaurant Partners 10.00% 6/15/15	1,261,000	1,245,238
Quiksilver 6.875% 4/15/15	2,560,000	2,380,800
*Rite Aid 9.375% 12/15/15	1,320,000	1,141,800
Sally Holdings 10.50% 11/15/16	1,750,000	1,916,250
Standard Pacific 10.75% 9/15/16	520,000	555,750
#Toys R Us 144A 10.75% 7/15/17	1,970,000	2,206,400
		36,594,787
Consumer Non-Cyclical – 7.49%
#Alion Science & Technology PIK144A 12.00% 11/1/14	1,755,000	1,785,713
#Alliance One International 144A 10.00% 7/15/16	2,010,000	2,110,500
#BioScrip 144A 10.25% 10/1/15	2,200,000	2,249,500
Cornell 10.75% 7/1/12	590,000	599,588
#Cott Beverages 144A 8.375% 11/15/17	1,300,000	1,345,500
DJO Finance 10.875% 11/15/14	2,030,000	2,215,238
Dole Food 13.875% 3/15/14	924,000	1,116,885
Jarden 7.50% 1/15/20	2,250,000	2,283,749
#JBS USA Finance 144A 11.625% 5/1/14	1,035,000	1,185,075
#JohnsonDiversey Holdings 144A 10.50% 5/15/20	4,752,000	5,203,439
#Novasep Holding 144A 9.75% 12/15/16	2,150,000	2,097,594
#Quintiles Transnational PIK 144A 9.50% 12/30/14	1,025,000	1,048,063
#ServiceMaster PIK 144A 10.75% 7/15/15	2,135,000	2,252,424
Smithfield Foods
7.75% 7/1/17	435,000	429,563
#144A 10.00% 7/15/14	1,635,000	1,831,200
#Tops Markets 144A 10.125% 10/15/15	2,090,000	2,184,050
*#Viskase 144A 9.875% 1/15/18	2,140,000	2,177,450
Yankee Acquisition
*8.50% 2/15/15	335,000	346,725
9.75% 2/15/17	1,455,000	1,509,563
		33,971,819
Energy – 12.69%
#Antero Resources Finance 144A 9.375% 12/1/17	1,695,000	1,754,325
#Aquilex Holdings/Finance 144A 11.125% 12/15/16	1,600,000	1,728,000
Chesapeake Energy
6.625% 1/15/16	497,000	489,545
7.25% 12/15/18	355,000	356,775
9.50% 2/15/15	820,000	895,850
Complete Production Service 8.00% 12/15/16	1,145,000	1,139,275
Copano Energy 7.75% 6/1/18	955,000	957,388
#Crosstex Energy/Finance 144A 8.875% 2/15/18	1,815,000	1,880,794
Denbury Resources 9.75% 3/1/16	965,000	1,066,325
#Drummond 144A 9.00% 10/15/14	2,115,000	2,189,025
*Dynegy Holdings 7.75% 6/1/19	2,390,000	1,816,400

El Paso
6.875% 6/15/14	836,000	857,236
7.00% 6/15/17	795,000	815,343
•Enterprise Products Operating 8.375% 8/1/66	1,135,000	1,153,426
#Gibson Energy/GEP Midstream Finance 144A 10.00% 1/15/18	1,250,000	1,234,375
*#Headwaters 144A 11.375% 11/1/14	2,145,000	2,249,569
#Helix Energy Solutions Group 144A 9.50% 1/15/16	2,020,000	2,090,700
#Hercules Offshore 144A 10.50% 10/15/17	1,975,000	1,979,938
#Hilcorp Energy I 144A
7.75% 11/1/15	1,339,000	1,328,958
*9.00% 6/1/16	760,000	794,200
#Holly 144A 9.875% 6/15/17	1,785,000	1,847,475
International Coal Group 9.125% 4/1/18	2,155,000	2,198,100
Key Energy Services 8.375% 12/1/14	2,195,000	2,230,669
#Linn Energy/Finance 8.625% 4/15/20	2,300,000	2,308,624
Mariner Energy 8.00% 5/15/17	1,928,000	1,903,900
#Murray Energy 144A 10.25% 10/15/15	2,130,000	2,193,900
#NFR Energy/Finance 144A 9.75% 2/15/17	2,305,000	2,310,762
OPTI Canada
7.875% 12/15/14	2,070,000	1,945,800
8.25% 12/15/14	2,769,000	2,616,704
PetroHawk Energy
7.875% 6/1/15	1,490,000	1,525,388
#144A 10.50% 8/1/14	240,000	266,100
Petroleum Development 12.00% 2/15/18	2,050,000	2,183,250
*#Pioneer Drilling 144A 9.875% 3/15/18	1,055,000	1,049,725
Quicksilver Resources 7.125% 4/1/16	3,205,000	3,060,774
#SandRidge Energy 144A
8.75% 1/15/20	1,235,000	1,210,300
9.875% 5/15/16	1,855,000	1,915,288
		57,544,206
Finance & Investments – 9.04%
•American International Group 8.175% 5/15/58	3,135,000	2,672,588
*•BAC Capital Trust XIV 5.63% 12/31/49	3,195,000	2,428,200
•#C5 Capital 144A 6.196% 12/31/49	440,000	308,522
Capital One Capital V 10.25% 8/15/39	2,825,000	3,355,510
•Citigroup Capital XXI 8.30% 12/21/57	1,255,000	1,276,963
City National Capital Trust I 9.625% 2/1/40	2,155,000	2,400,595
#Express Finance 144A 8.75% 3/1/18	1,075,000	1,101,875
•Genworth Financial 6.15% 11/15/66	3,093,000	2,404,808
•#HBOS Capital Funding 144A 6.071% 6/29/49	2,980,000	2,339,300
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	3,310,000	2,581,800
#International Lease Finance 144A 8.75% 3/15/17	1,115,000	1,143,469
•#Liberty Mutual Group 144A 7.00% 3/15/37	2,825,000	2,411,493
LVB Acquisition 11.625% 10/15/17	1,950,000	2,193,750
Nuveen Investments 10.50% 11/15/15	4,825,000	4,704,374
•#Rabobank Nederland 144A 11.00% 12/29/49	2,680,000	3,458,891
•USB Capital IX 6.189% 4/15/49	1,600,000	1,384,000
∏@•XL Capital 6.50% 12/31/49	1,375,000	1,182,500
Zions Bancorporation
5.50% 11/16/15	1,215,000	1,131,284
5.65% 5/15/14	280,000	256,429
6.00% 9/15/15	1,590,000	1,464,455
*7.75% 9/23/14	795,000	802,602
		41,003,408
Media – 5.84%
Affinion Group 11.50% 10/15/15	840,000	865,200
#Cablevision Systems 144A 8.625% 9/15/17	1,185,000	1,259,063
CCH II 13.50% 11/30/16	1,805,000	2,179,537
#Cengage Learning Acquisitions 144A 10.50% 1/15/15	500,000	482,500
#Cequel Communications Holdings I 144A 8.625% 11/15/17	1,065,000	1,099,613
#Charter Communications Operating 144A 10.875% 9/15/14	985,000	1,106,894
Clear Channel Communications 10.75% 8/1/16	1,465,000	1,153,688
#Columbus International 144A 11.50% 11/20/14	1,985,000	2,183,499
DISH DBS 7.875% 9/1/19	2,085,000	2,178,825
#MDC Partners 144A 11.00% 11/1/16	1,110,000	1,205,738
Nielsen Finance
10.00% 8/1/14	1,610,000	1,694,525
11.50% 5/1/16	385,000	436,975
11.625% 2/1/14	365,000	414,275
Ω12.50% 8/1/16	970,000	926,350

#Sinclair Television Group 144A 9.25% 11/1/17	1,580,000	1,670,850
#Sitel Finance 144A 11.50% 4/1/18	2,190,000	2,217,374
#Umbrella Acquisition PIK 144A 9.75% 3/15/15	1,300,000	1,127,750
#Univision Communications 144A 12.00% 7/1/14	1,465,000	1,611,500
#UPC Holding 144A 9.875% 4/15/18	940,000	991,700
#XM Satellite Radio Holdings 144A 13.00% 8/1/13	1,475,000	1,668,594
		26,474,450
Real Estate – 0.50%
*#Felcor Lodging 144A 10.00% 10/1/14	2,205,000	2,282,175
		2,282,175
Services Cyclical – 11.82%
AMH Holdings 11.25% 3/1/14	1,718,000	1,775,983
Aramark Services 8.50% 2/1/15	1,249,000	1,283,348
#Ashtead Capital 144A 9.00% 8/15/16	2,044,000	2,079,770
Avis Budget Car Rental
7.75% 5/15/16	1,185,000	1,167,225
#144A 9.625% 3/15/18	2,320,000	2,436,000
Cardtronics 9.25% 8/15/13	1,836,000	1,904,850
#Delta Air Lines 144A 12.25% 3/15/15	2,045,000	2,190,706
*#Equinox Holdings 144A 9.50% 2/1/16	2,275,000	2,303,438
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,895,000	3,032,512
#General Maritime 144A 12.00% 11/15/17	2,250,000	2,418,750
Global Cash Access 8.75% 3/15/12	1,733,000	1,743,831
*#Harrah's Operating Escrow 144A 11.25% 6/1/17	3,220,000	3,485,649
#Kansas City Southern de Mexico 144A
8.00% 2/1/18	1,755,000	1,807,650
12.50% 4/1/16	405,000	480,938
MGM MIRAGE
13.00% 11/15/13	1,878,000	2,197,260
*#144A 11.125% 11/15/17	890,000	1,005,700
*#144A 11.375% 3/1/18	3,500,000	3,394,999
*Mohegan Tribal Gaming Authority
6.875% 2/15/15	1,175,000	895,938
7.125% 8/15/14	875,000	682,500
#National Money Mart 144A 10.375% 12/15/16	685,000	730,381
#NCL 144A 11.75% 11/15/16	2,085,000	2,277,863
#Peninsula Gaming 144A 10.75% 8/15/17	2,355,000	2,260,800
Pinnacle Entertainment 7.50% 6/15/15	2,570,000	2,235,900
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	1,816,000	1,915,880
Royal Caribbean Cruises 6.875% 12/1/13	1,230,000	1,248,450
RSC Equipment Rental 9.50% 12/1/14	1,905,000	1,895,475
*#RSC Equipment Rental/Holdings III 144A 10.25% 11/15/19	285,000	287,138
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	2,170,000	1,811,950
#United Air Lines 144A
9.875% 8/1/13	1,385,000	1,461,175
12.00% 11/1/13	1,140,000	1,185,600
		53,597,659
Services Non-Cyclical – 3.39%
Accellent 10.50% 12/1/13	685,000	698,700
Bausch & Lomb 9.875% 11/1/15	1,920,000	2,040,000
Community Health Systems 8.875% 7/15/15	2,015,000	2,090,563
HCA
9.25% 11/15/16	3,335,000	3,553,859
PIK 9.625% 11/15/16	613,143	658,362
Inverness Medical Innovations 9.00% 5/15/16	1,600,000	1,636,000
Select Medical 7.625% 2/1/15	1,530,000	1,464,975
Universal Hospital Services PIK 8.50% 6/1/15	1,015,000	1,015,000
•US Oncology PIK 6.643% 3/15/12	2,344,417	2,233,057
		15,390,516
Technology & Electronics – 2.89%
Anixter 10.00% 3/15/14	1,070,000	1,254,575
*First Data 9.875% 9/24/15	5,345,000	4,636,787
*Freescale Semiconductor 8.875% 12/15/14	495,000	475,200
NXP BV Funding 9.50% 10/15/15	2,235,000	2,218,238
Sanmina-SCI 8.125% 3/1/16	2,265,000	2,290,481
Sungard Data Systems 10.25% 8/15/15	2,103,000	2,221,294
		13,096,575
Telecommunications – 12.70%
@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0

Cincinnati Bell 8.25% 10/15/17	1,540,000	1,566,950
#Clearwire Communications/Finance 144A 12.00% 12/1/15	4,380,000	4,484,013
Cricket Communications
*9.375% 11/1/14	1,440,000	1,472,400
#144A 7.75% 5/15/16	1,225,000	1,277,063
#Digicel Group 144A
*8.25% 9/1/17	1,730,000	1,721,350
8.875% 1/15/15	1,430,000	1,412,125
Frontier Communications 7.125% 3/15/19	470,000	448,850
#GCI 144A 8.625% 11/15/19	2,115,000	2,165,231
#GeoEye 144A 9.625% 10/1/15	1,245,000	1,279,238
#Global Crossing 144A 12.00% 9/15/15	2,695,000	3,004,924
#GXS Worldwide 144A 9.75% 6/15/15	2,785,000	2,694,487
Intelsat Bermuda 11.25% 2/4/17	3,185,000	3,384,062
#Level 3 Financing 144A 10.00% 2/1/18	1,305,000	1,252,800
MetroPCS Wireless
*9.25% 11/1/14	2,955,000	3,036,262
#144A 9.25% 11/1/14	175,000	179,813
#NII Capital 144A
8.875% 12/15/19	720,000	748,800
10.00% 8/15/16	1,955,000	2,150,500
#Nordic Telephone Holdings 144A 8.875% 5/1/16	1,038,000	1,118,445
PAETEC Holding
*8.875% 6/30/17	1,055,000	1,089,288
#144A 8.875% 6/30/17	1,200,000	1,239,000
Qwest 7.25% 9/15/25	878,000	891,170
Qwest Capital Funding 7.75% 2/15/31	1,545,000	1,475,475
Sprint Capital 8.75% 3/15/32	3,715,000	3,464,237
*#Telcordia Technologies 144A 10.00% 3/15/13	1,295,000	1,272,338
Telesat Canada/Telesat
11.00% 11/1/15	1,320,000	1,475,100
12.50% 11/1/17	2,555,000	2,951,024
#Terremark Worldwide 144A 12.25% 6/15/17	1,945,000	2,246,475
#Viasat 144A 8.875% 9/15/16	1,070,000	1,099,425
Virgin Media Finance 8.375% 10/15/19	1,275,000	1,316,438
*West 11.00% 10/15/16	2,300,000	2,449,500
#Wind Acquisition Finance 144A
11.75% 7/15/17	1,855,000	2,059,050
12.00% 12/1/15	1,065,000	1,155,525
		57,581,358
Utilities – 2.98%
AES 8.00% 6/1/20	1,740,000	1,742,175
Edison Mission Energy
*7.00% 5/15/17	870,000	611,175
7.20% 5/15/19	600,000	417,000
Elwood Energy 8.159% 7/5/26	1,597,846	1,520,056
Energy Future Holdings
5.55% 11/15/14	990,000	727,650
*10.875% 11/1/17	990,000	740,025
*Mirant Americas Generation 8.50% 10/1/21	2,325,000	2,197,125
NRG Energy
7.375% 2/1/16	2,105,000	2,094,475
7.375% 1/15/17	400,000	397,000
Orion Power Holdings 12.00% 5/1/10	1,606,000	1,620,053
•Puget Sound Energy 6.974% 6/1/67	1,615,000	1,443,185
		13,509,919
Total Corporate Bonds (cost $378,672,668)		410,468,649

«Senior Secured Loans – 2.13%
CF Industries Holdings Term Tranche Loan 10.00% 10/15/10	3,775,000	3,775,000
Chester Downs & Marina Term Tranche Loan 12.375% 12/31/16	1,020,500	1,047,288
PQ Term Tranche Loan 6.73% 7/30/15	2,524,000	2,324,339
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14	1,660,056	1,367,753
Univision Communications Term Tranche Loan B 2.533% 9/29/14	1,295,000	1,158,002
Total Senior Secured Loans (cost $8,749,805)		9,672,382

	Number of
	Shares
Common Stock – 0.65%
†Alliance Imaging	107,711	605,336

∏@=†Avado Brands	1,813	0
Blackstone Group	39,000	546,000
=†Calpine	1,204,800	0
=†Century Communications	2,820,000	0
†DIRECTV Class A	21,500	726,915
†Flextronics International	61,050	478,632
†GeoEye	8,000	236,000
†Mirant	827	8,981
†Mobile Mini	23,557	364,898
∏=†PT Holdings	1,905	19
†USGen	475,000	0
Total Common Stock (cost $3,964,433)		2,966,781

Preferred Stocks – 0.79%
•Bank of America
8.00%	2,190,000	2,237,744
8.125%	1,310,000	1,338,270
=Port Townsend	381	0
Total Preferred Stocks (cost $3,638,808)		3,576,014

Warrant – 0.00%
=†Port Townsend	381	4
Total Warrant (cost $9,144)		4
	Principal
	Amount
	(U.S. $)
≠Discount Note – 2.62%
Federal Home Loan Bank 0.001% 4/1/10	$11,876,951	11,876,951
Total Discount Note (cost $11,876,951)		11,876,951

Total Value of Securities Before Securities Lending Collateral – 97.59%
(cost $410,660,052)		442,572,750
	Number of
	Shares
Securities Lending Collateral** – 5.22%
Mellon GSL DBT II Collateral Fund	20,150,220	20,150,220
BNY Mellon SL DBT II Liquidating Fund	3,538,992	3,503,602
@†Mellon GSL Reinvestment Trust II	491,181	20,875
Total Securities Lending Collateral (cost $24,180,393)		23,674,697

Total Value of Securities – 102.81%
(cost $434,840,445)		466,247,447	©

Obligation to Return Securities Lending Collateral** – (5.33%)		(24,180,393)
Receivables and Other Assets Net of Liabilities (See Notes) – 2.52%		11,414,207
Net Assets Applicable to 76,338,919 Shares Outstanding – 100.00%		$453,481,261

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $198,740,137 which represented 43.83% of the Series’ net assets. See Note 5 in “Notes.”
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $3,524,091, which represented 0.78% of the Series’ net assets. See Note 5 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2010, the aggregate amount of restricted securities was $1,182,519 or 0.26% of the Series’ net assets. See Note 5 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $404,859, which represented 0.09% of the Series’ net assets. See Note 1 in "Notes."
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
≠The rate shown is the effective yield at the time of purchase.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
*Fully or partially on loan.

**See Note 4 in “Notes.”
©Includes $23,565,848 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High-Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:

Cost of investments	$435,254,422
Aggregate unrealized appreciation	35,196,829
Aggregate unrealized depreciation	(4,203,804)
Net unrealized appreciation	$30,993,025

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $51,857,676 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $4,569,135 expires in 2010, $561,008 expires in 2015, $36,349,246 expires in 2016 and $10,378,287 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,966,762	$-	$19	$2,966,781
Corporate Debt	-	419,973,164	4,179,836	424,153,000
Short-Term	-	11,876,951	-	11,876,951
Securities Lending Collateral	20,150,220	3,503,602	20,875	23,674,697
Other	-	3,576,014	4	3,576,018
Total	$23,116,982	$438,929,731	$4,200,734	$466,247,447

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Corporate	Common		Lending
	Debt	Stock	Other	Collateral	Total
Balance as of 12/31/09	$404,836	$19	$4	$20,875	$425,734
Purchases	3,775,000	-	-	-	3,775,000
Sales	(2,385)	-	-	-	(2,385)
Net change in unrealized
appreciation/depreciation	2,385	-	-	-	2,385
Balance as of 2/28/10	$4,179,836	$19	$4	$20,875	$4,200,734

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$2,385	$-	$-	$-	$2,385

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Swap Contracts
The Series may enter into credit default swap (CDS) contracts in the normal course of pursuing its investment objectives. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2010, the Series entered into CDS contracts as a seller of protection. Periodic receipts on such contracts are accrued daily and recorded as unrealized gains on swap contracts. Upon receipt, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. There were no outstanding swap contracts at March 31, 2010.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $23,565,848, for which the Series received collateral, comprised of non-cash collateral valued at $32,829, and cash collateral of $24,180,393. At March 31, 2010, the value of invested collateral was $23,674,697. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

March 31, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.09%Δ
Australia – 2.82%
Coca-Cola Amatil	104,702	$1,080,779
Telstra	170,643	468,155
		1,548,934
Brazil – 4.10%
Petroleo Brasileiro ADR	28,786	1,139,638
*Vale ADR	34,600	1,113,774
		2,253,412
Canada – 7.52%
Agrium	7,591	536,152
†CGI Group Class A	151,096	2,261,605
*TELUS	35,999	1,339,992
		4,137,749
China – 5.34%☐
Chaoda Modern Agriculture Holdings	616,000	656,125
CNOOC	777,000	1,278,947
†*Sohu.com	18,300	999,180
		2,934,252
Denmark – 1.21%
*Novo Nordisk Class B	8,549	663,438
		663,438
Finland – 2.31%
Nokia	81,691	1,272,268
		1,272,268
France – 18.18%
*AXA	39,712	883,467
*Compagnie de Saint-Gobain	19,416	933,651
*Lafarge	15,153	1,066,378
*PPR	6,578	875,817
*Publicis Groupe	24,451	1,046,301
*Sanofi-Aventis	13,925	1,038,079
Teleperformance	38,372	1,321,691
*Total	8,899	516,634
Vallourec	5,306	1,070,045
Vivendi	46,532	1,245,435
		9,997,498
Germany – 5.94%
Bayerische Motoren Werke	24,179	1,117,781
Deutsche Post	60,562	1,047,911
Metro	18,541	1,099,944
		3,265,636
Hong Kong – 5.04%■
Esprit Holdings	103,098	813,311
*Techtronic Industries	1,195,359	969,928
Yue Yuen Industrial Holdings	284,000	987,603
		2,770,842
Italy – 6.05%
Finmeccanica	79,396	1,059,572
Parmalat	410,546	1,124,340
*†UniCredit	387,531	1,145,063
		3,328,975
Japan – 12.20%
*Asahi Glass	114,000	1,284,009
Astellas Pharma	25,600	926,901
*Don Quijote	39,400	983,630
*ITOCHU	89,435	783,477
Mitsubishi UFJ Financial Group	219,035	1,148,007
Round One	71,435	469,917
*Toyota Motor	27,843	1,115,328
		6,711,269

Luxembourg – 1.15%
ArcelorMittal	14,386	631,342
		631,342
Netherlands – 2.06%
*Koninklijke Philips Electronics	35,408	1,135,421
		1,135,421
Singapore – 2.17%
Singapore Airlines	110,000	1,195,225
		1,195,225
Spain – 1.96%
Banco Santander	80,883	1,075,047
		1,075,047
Sweden – 4.32%
†*Autoliv	26,687	1,375,181
*Nordea Bank	101,490	1,001,595
		2,376,776
Switzerland – 3.41%
Novartis	14,439	779,913
†Transocean	12,694	1,096,508
		1,876,421
Taiwan – 1.64%
Chunghwa Telecom ADR	46,463	902,776
		902,776
United Kingdom – 11.67%
AstraZeneca	9,995	445,663
Greggs	116,456	860,368
National Grid	105,627	1,028,355
Standard Chartered	42,873	1,169,890
Tomkins	329,150	1,177,902
Vodafone Group	465,606	1,074,425
WPP Group	63,610	659,353
		6,415,956
Total Common Stock (cost $48,905,258)		54,493,237
	Principal
	Amount
≠Discount Notes – 1.66%
Federal Home Loan Bank
0.001% 4/1/10	$663,488	663,488
0.01% 4/5/10	248,808	248,808
Total Discount Notes (cost $912,296)		912,296

U.S. Treasury Obligations – 0.14%
U.S. Treasury Bill
0.10% 4/15/10	41,468	41,465
0.12% 4/22/10	33,174	33,172
Total U.S. Treasury Obligations (cost $74,639)		74,637

Total Value of Securities Before Securities Lending Collateral – 100.89%
(cost $49,892,193)		55,480,170
	Number of
	Shares
Securities Lending Collateral** – 15.80%
Mellon GSL DBT II Collateral Fund	6,607,974	6,607,974
BNY Mellon SL DBT II Liquidating Fund	2,091,265	2,070,352
@†Mellon GSL Reinvestment Trust II	322,640	13,712
Total Securities Lending Collateral (cost $9,021,879)		8,692,038

Total Value of Securities – 116.69%
(cost $58,914,072)		64,172,208 ©
Obligation to Return Securities Lending Collateral** – (16.41%)		(9,021,879)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.28%)		(156,339)
Net Assets Applicable to 5,429,578 Shares Outstanding – 100.00%		$54,993,990

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in “Notes.”
†Non income producing security.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $13,712, which represented 0.02% of the Series’ net assets. See Note 5 in "Notes"
©Includes $8,569,159 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.
☐Securities listed and traded on the Hong Kong Stock Exchange.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$59,534,149
Aggregate unrealized appreciation	$8,243,407
Aggregate unrealized depreciation	(3,605,348)
Net unrealized appreciation	$4,638,059

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $25,477,535 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $12,753,714 expires in 2016 and $12,723,821 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$53,505,634	$-	$987,603	$54,493,237
U.S. Treasury Obligations	74,637	-	-	74,637
Short-Term	-	912,296	-	912,296
Securities Lending Collateral	6,607,974	2,070,352	13,712	8,692,038
Total	$60,188,245	$2,982,648	$1,001,315	$64,172,208

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securities
	Lending
	Collateral	Common Stock	Total
Balance as of 12/31/09	$13,712	$-	$13,712
Net realized gain (loss)	-	173,820	173,820
Sales	-	(828,115)	(828,115)
Net change in unrealized
appreciation/depreciation	-	177,814	177,814
Transfers in	-	1,464,084	1,464,084
Balance as of 3/31/10	$13,712	$987,603	$1,001,315

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$-	$177,814	$177,814

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series’ maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty. There were no foreign currency exchange contracts outstanding at March 31, 2010.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of the securities on loan was $8,569,159, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $8,692,038. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Limited-Term Diversified Income Series

March 31, 2010

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$22,312	$19,609
Total Agency Asset-Backed Securities (cost $22,131)		19,609

Agency Collateralized Mortgage Obligations – 1.14%
Fannie Mae Grantor Trust
Series 2001-T5 A2 7.00% 2/19/30	27,143	30,638
Series 2001-T8 A2 9.50% 7/25/41	16,494	17,828
Fannie Mae REMIC
Series 2003-32 PH 5.50% 3/25/32	611,996	649,339
Series 2003-91 BE 4.00% 11/25/16	421,316	429,066
Series 2006-69 PB 6.00% 10/25/32	2,408,157	2,535,163
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44	38,856	42,596
Freddie Mac REMIC
Series 2326 ZQ 6.50% 6/15/31	71,898	78,430
Series 2644 AW 4.00% 1/15/26	54,576	54,782
Series 2694 QG 4.50% 1/15/29	60,000	62,734
Series 2706 UG 4.50% 8/15/16	1,065,000	1,111,400
Series 2890 PC 5.00% 7/15/30	140,000	148,980
Series 3094 US 6.75% 9/15/34	75,786	75,571
Series 3337 PB 5.50% 7/15/30	40,000	41,920
Series 3416 GK 4.00% 7/15/22	156,555	162,501
•Freddie Mac Strip Series 19 F 1.679% 6/1/28	12,538	11,688
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	1,634	1,791
Series T-58 2A 6.50% 9/25/43	39,768	43,727
Total Agency Collateralized Mortgage Obligations (cost $5,432,180)		5,498,154

Agency Mortgage-Backed Securities – 19.48%
Fannie Mae
6.50% 8/1/17	15,309	16,513
7.00% 11/15/16	19,213	20,552
8.50% 9/20/10	262	270
•Fannie Mae ARM
2.136% 1/1/35	1,389,156	1,427,431
2.868% 12/1/33	21,477	22,262
3.044% 10/1/33	18,663	19,381
3.423% 8/1/34	30,906	31,939
3.869% 6/1/34	29,770	30,687
4.329% 9/1/39	1,072,362	1,107,837
4.442% 10/1/39	2,432,133	2,507,072
4.775% 11/1/35	259,715	271,464
4.821% 9/1/35	894,032	935,492
4.961% 11/1/33	2,736,519	2,866,965
4.995% 8/1/35	37,933	40,006
5.119% 3/1/38	24,889	26,202
5.133% 9/1/38	1,904,317	2,004,314
5.139% 11/1/35	9,933	10,454
5.353% 4/1/36	789,448	826,244
5.545% 8/1/37	616,431	646,001
5.546% 4/1/37	2,778,699	2,914,981
5.928% 8/1/37	374,172	393,091
6.10% 6/1/36	138,444	145,367
6.137% 7/1/36	116,576	122,550
6.155% 8/1/37	763,625	801,773
6.307% 4/1/36	49,626	51,971
6.319% 7/1/36	119,137	124,948
6.382% 8/1/36	126,342	132,965
Fannie Mae Relocation 30 yr
Pool #763656 5.00% 1/1/34	69,043	70,732
Pool #763742 5.00% 1/1/34	95,563	97,900

Fannie Mae S.F. 15 yr
4.50% 9/1/20	2,909,310	3,062,984
5.00% 9/1/18	243,036	259,358
5.00% 10/1/18	3,937	4,201
5.00% 2/1/19	6,141	6,541
5.00% 5/1/21	44,231	47,119
5.50% 4/1/21	2,929	3,143
5.50% 1/1/23	28,367	30,378
6.00% 3/1/18	1,338,688	1,449,511
6.00% 8/1/22	78,729	85,124
7.00% 11/1/14	699	755
7.50% 3/1/15	3,668	3,919
8.00% 10/1/14	558	586
8.00% 10/1/16	16,453	18,043
Fannie Mae S.F. 15 yr TBA
4.00% 4/1/25	5,300,000	5,376,188
4.50% 4/1/25	3,000,000	3,111,564
5.00% 4/1/25	6,435,000	6,786,917
5.50% 4/1/25	14,100,000	15,080,388
Fannie Mae S.F. 30 yr
5.00% 3/1/34	11,504	11,936
5.00% 12/1/37	88,682	91,608
5.00% 1/1/38	144,743	149,519
5.00% 2/1/38	67,446	69,671
6.00% 11/1/34	6,151	6,636
6.00% 4/1/36	22,923	24,467
6.00% 10/1/36	2,581,422	2,755,304
6.00% 1/1/38	803,737	857,876
6.50% 6/1/29	1,667	1,841
6.50% 1/1/34	2,723	3,002
6.50% 4/1/36	9,246	10,048
6.50% 6/1/36	20,677	22,471
6.50% 10/1/36	16,148	17,548
6.50% 8/1/37	4,822	5,233
6.50% 12/1/37	22,199	24,089
7.00% 12/1/34	1,338	1,488
7.00% 12/1/35	1,336	1,483
7.00% 4/1/37	2,272,401	2,521,911
7.00% 12/1/37	39,808	44,190
7.50% 6/1/31	17,111	19,373
7.50% 4/1/32	750	850
7.50% 5/1/33	2,477	2,808
7.50% 6/1/34	1,589	1,802
9.00% 7/1/20	27,906	30,917
10.00% 8/1/19	21,925	24,004
•Freddie Mac ARM
3.326% 4/1/33	11,033	11,309
3.417% 4/1/34	5,580	5,816
5.029% 7/1/38	4,443,217	4,666,739
5.693% 7/1/36	206,188	217,694
5.718% 6/1/37	1,269,179	1,342,533
5.816% 10/1/36	23,075	24,355
6.082% 10/1/37	1,750,897	1,868,178
Freddie Mac Balloon 7 yr
5.00% 6/1/11	83,966	84,467
5.00% 11/1/11	90,850	92,992
Freddie Mac S.F. 15 yr
4.00% 11/1/13	58,581	60,106
4.00% 3/1/14	74,537	76,586
5.00% 4/1/20	224,120	238,961
8.00% 5/1/15	21,222	23,217
Freddie Mac S.F. 15 yr TBA
5.00% 4/1/25	4,275,000	4,512,797
5.50% 4/1/25	4,275,000	4,574,250
Freddie Mac S.F. 30 yr
6.00% 2/1/36	4,258,880	4,581,022
7.00% 11/1/33	15,810	17,724
9.00% 4/1/17	1,665	1,861
Freddie Mac S.F. 30 yr TBA
6.00% 4/1/40	8,615,000	9,243,629
6.50% 4/1/40	2,675,000	2,907,808

GNMA I S.F. 15 yr 8.50% 8/15/10	124	125
GNMA I S.F. 30 yr
7.00% 12/15/34	50,892	56,071
7.50% 1/15/32	1,568	1,774
11.00% 11/15/10	3,056	3,075
GNMA II S.F. 30 yr
12.00% 6/20/14	3,041	3,406
12.00% 2/20/16	524	583
Total Agency Mortgage-Backed Securities (cost $93,721,800)		94,311,236

Agency Obligations – 12.03%
Federal Home Loan Banks
Φ0.50% 3/29/12	9,725,000	9,723,288
Φ1.00% 3/15/13	10,295,000	10,297,193
Φ1.00% 4/5/13	4,810,000	4,807,066
1.25% 2/10/12	8,500,000	8,493,132
Freddie Mac
Φ0.75% 2/19/13	12,485,000	12,487,435
1.30% 3/9/12	8,840,000	8,830,974
1.30% 3/30/12	3,635,000	3,621,878
Total Agency Obligations (cost $58,283,942)		58,260,966

Commercial Mortgage-Backed Securities – 3.51%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	95,000	100,463
Bank of America Commercial Mortgage Securities
Series 2004-2 A3 4.05% 11/10/38	885,634	893,372
•Series 2004-3 A5 5.595% 6/10/39	90,000	94,417
•Series 2005-1 A5 5.299% 11/10/42	330,000	344,775
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40	255,889	257,940
Series 2005-PW10 A4 5.405% 12/11/40	245,000	250,860
•Series 2005-T20 A4A 5.297% 10/12/42	500,000	516,677
•Series 2006-PW12 A4 5.906% 9/11/38	135,000	141,016
Series 2007-PW15 A4 5.331% 2/11/44	595,000	573,275
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/16/34	41,218	42,054
•Series 2005-C6 A5A 5.116% 6/10/44	3,165,000	3,272,179
#Crown Castle Towers Series 2006-1A B 144A 5.362% 11/15/36	250,000	264,375
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	45,000	46,029
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	100,000	106,287
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	54,444	55,076
Series 2004-GG2 A6 5.396% 8/10/38	470,000	490,198
Series 2005-GG4 A4 4.761% 7/10/39	1,370,000	1,359,562
Series 2005-GG4 A4A 4.751% 7/10/39	1,405,000	1,418,537
Series 2006-GG6 A4 5.553% 4/10/38	915,000	919,604
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	125,000	131,430
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	500,000	526,850
•Series 2005-LDP5 A4 5.344% 12/15/44	1,990,000	2,060,055
Lehman Brothers-UBS Commercial Mortgage Trust Series 2003-C8 A2 4.207% 11/15/27	20,991	21,097
Merrill Lynch-Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	96,700	97,852
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	1,205,000	1,226,961
•Series 2007-T27 A4 5.802% 6/11/42	1,520,000	1,571,811
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	150,000	155,063
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	80,000	81,355
Total Commercial Mortgage-Backed Securities (cost $15,202,558)		17,019,170

Convertible Bonds – 0.35%
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	375,000	382,031
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	1,250,000	1,328,125
Total Convertible Bonds (cost $1,473,506)		1,710,156

Corporate Bonds – 30.44%
Banking – 9.52%
#Achmea Hypotheekbank 144A 3.20% 11/3/14	1,910,000	1,936,406
#*ANZ National International 144A 3.25% 4/2/12	1,640,000	1,698,719
Bank of America
•0.557% 6/15/17	605,000	532,474
*4.50% 4/1/15	2,625,000	2,649,826
*4.90% 5/1/13	205,000	214,619

Barclays Bank 5.20% 7/10/14	1,555,000	1,662,077
BB&T
5.70% 4/30/14	1,440,000	1,566,216
6.50% 8/1/11	555,000	587,281
*Capital One Financial 7.375% 5/23/14	1,120,000	1,281,015
#Dexia Credit Local 144A
2.00% 3/5/13	1,985,000	1,973,525
2.75% 1/10/14	2,020,000	2,039,687
Export-Import Bank of Korea 5.875% 1/14/15	810,000	874,965
JPMorgan Chase
•0.587% 6/13/16	605,000	568,591
5.75% 1/2/13	1,960,000	2,128,486
Key Bank 5.80% 7/1/14	1,305,000	1,335,921
KFW 1.875% 1/14/13	1,015,000	1,019,396
Korea Development Bank
*4.375% 8/10/15	565,000	574,126
5.30% 1/17/13	660,000	701,556
#Lloyds TSB Bank 144A 4.375% 1/12/15	2,010,000	1,983,530
#National Australia Bank 144A 3.375% 7/8/14	585,000	601,352
#NIBC Bank 144A 2.80% 12/2/14	2,140,000	2,131,158
Oesterreichische Kontrollbank 1.75% 3/11/13	1,155,000	1,154,864
PNC Funding 3.625% 2/8/15	1,930,000	1,943,703
#•Rabobank 144A 11.00% 12/29/49	1,240,000	1,600,382
*Regions Financial 7.75% 11/10/14	1,330,000	1,400,695
Rentenbank
1.875% 9/24/12	620,000	625,172
3.125% 7/15/15	1,065,000	1,069,608
3.25% 3/15/13	850,000	882,078
4.125% 7/15/13	1,155,000	1,230,358
#Royal Bank of Scotland 144A 1.50% 3/30/12	1,490,000	1,489,447
Silicon Valley Bank 5.70% 6/1/12	380,000	397,358
US Bancorp 3.15% 3/4/15	750,000	743,078
•USB Capital IX 6.189% 4/15/49	1,770,000	1,531,050
Wachovia 5.25% 8/1/14	1,540,000	1,619,156
•Wells Fargo Bank 0.46% 5/16/16	545,000	498,597
•Wells Fargo Capital XIII 7.70% 12/29/49	1,785,000	1,851,938
		46,098,410
Basic Industry – 1.22%
Cytec Industries 8.95% 7/1/17	195,000	235,675
Dow Chemical 7.60% 5/15/14	1,700,000	1,942,442
#Evraz Group 144A 9.50% 4/24/18	100,000	107,875
Freeport McMoRan Copper & Gold 8.375% 4/1/17	700,000	779,794
#Hexion Finance Escrow 144A 8.875% 2/1/18	845,000	836,550
#NewPage 144A 11.375% 12/31/14	600,000	600,000
Praxair 2.125% 6/14/13	1,015,000	1,018,259
Teck Resources
10.25% 5/15/16	125,000	149,375
10.75% 5/15/19	210,000	258,300
		5,928,270
Brokerage – 1.89%
Citigroup
6.375% 8/12/14	1,290,000	1,379,420
6.50% 8/19/13	1,710,000	1,844,799
Goldman Sachs Group 5.25% 10/15/13	1,900,000	2,044,007
Jefferies Group 5.875% 6/8/14	820,000	855,525
Lazard Group
6.85% 6/15/17	608,000	619,578
7.125% 5/15/15	114,000	119,827
Morgan Stanley
•0.731% 10/15/15	420,000	389,579
6.00% 4/28/15	1,780,000	1,908,847
		9,161,582
Capital Goods – 0.75%
#BAE Systems Holdings 144A 4.95% 6/1/14	760,000	798,166
BWAY 10.00% 4/15/14	535,000	577,800
Graphic Packaging International 9.50% 8/15/13	670,000	690,100
L-3 Communications 6.125% 7/15/13	200,000	204,000
NXP BV Funding 9.50% 10/15/15	125,000	124,063

Tyco International Finance
4.125% 10/15/14	345,000	357,091
6.375% 10/15/11	815,000	878,422
		3,629,642
Communications – 5.73%
American Tower 7.00% 10/15/17	410,000	460,225
AT&T 6.70% 11/15/13	190,000	216,983
AT&T Wireless 8.125% 5/1/12	1,344,000	1,517,395
#Cablevision Systems 144A 8.625% 9/15/17	300,000	318,750
Cellco Partnership/Verizon Wireless Capital 7.375% 11/15/13	325,000	376,237
#Charter Communications Operating Capital 144A 10.875% 9/15/14	95,000	106,756
Cincinnati Bell 7.00% 2/15/15	265,000	259,038
Citizens Communications 7.125% 3/15/19	659,000	629,345
COX Communications 5.45% 12/15/14	2,350,000	2,542,861
*Cricket Communications 9.375% 11/1/14	1,055,000	1,078,738
CSC Holdings 6.75% 4/15/12	42,000	44,153
DirecTV Holdings/Financing
7.625% 5/15/16	3,095,000	3,470,682
#144A 4.75% 10/1/14	1,285,000	1,345,670
DISH DBS 7.875% 9/1/19	350,000	365,750
EchoStar DBS 7.125% 2/1/16	480,000	491,400
#Inmarsat Finance 144A 7.375% 12/1/17	290,000	303,050
*MetroPCS Wireless 9.25% 11/1/14	405,000	416,138
Rogers Wireless
7.50% 3/15/15	200,000	233,686
9.625% 5/1/11	675,000	731,824
Sprint Nextel 6.00% 12/1/16	1,460,000	1,324,950
Telecom Italia Capital
4.95% 9/30/14	1,500,000	1,540,286
5.25% 11/15/13	300,000	314,486
6.20% 7/18/11	691,000	725,767
Time Warner Cable
7.50% 4/1/14	1,420,000	1,640,759
8.25% 2/14/14	495,000	581,328
Verizon Global Funding 6.875% 6/15/12	580,000	644,963
#Vivendi 144A 5.75% 4/4/13	3,160,000	3,402,020
Vodafone Group 5.00% 12/16/13	1,020,000	1,101,774
#Wind Acquisition Finance 144A 11.75% 7/15/17	850,000	943,500
Windstream 8.125% 8/1/13	570,000	599,925
		27,728,439
Consumer Cyclical – 0.62%
Brinker International 5.75% 6/1/14	1,000,000	1,035,884
Goodyear Tire & Rubber 10.50% 5/15/16	610,000	661,850
#Harrah's Operating Escrow 144A 11.25% 6/1/17	745,000	806,463
MGM Mirage 13.00% 11/15/13	445,000	520,650
		3,024,847
Consumer Non-Cyclical – 2.91%
Aramark 8.50% 2/1/15	495,000	508,613
#CareFusion 144A 5.125% 8/1/14	2,125,000	2,257,391
Community Health Systems 8.875% 7/15/15	830,000	861,125
Corrections Corporation of America 7.75% 6/1/17	280,000	294,000
HCA 9.25% 11/15/16	525,000	559,453
HCA PIK 9.625% 11/15/16	73,000	78,384
Hospira 6.40% 5/15/15	1,725,000	1,915,191
Iron Mountain 8.00% 6/15/20	760,000	782,800
Kraft Foods 4.125% 2/9/16	1,790,000	1,816,161
McKesson 6.50% 2/15/14	1,425,000	1,593,006
Medco Health Solutions 7.25% 8/15/13	1,000,000	1,131,497
#*RSC Equipment Rental/Holdings III 144A 10.25% 11/15/19	655,000	659,913
Supervalu 7.50% 11/15/14	520,000	530,400
Yale University 2.90% 10/15/14	1,105,000	1,115,525
		14,103,459
Electric – 1.18%
#AES 144A 8.75% 5/15/13	290,000	295,800
Ameren 8.875% 5/15/14	445,000	513,913
NRG Energy 7.375% 2/1/16	850,000	845,750
PacifiCorp 6.90% 11/15/11	1,100,000	1,197,174
#@Power Receivables Finance 144A 6.29% 1/1/12	31,558	32,398
PPL Electric Utilities 7.125% 11/30/13	1,080,000	1,250,954
Virginia Electric & Power 5.10% 11/30/12	1,470,000	1,600,979
		5,736,968

Energy – 2.27%
Chesapeake Energy
7.25% 12/15/18	550,000	552,750
9.50% 2/15/15	760,000	830,300
Forest Oil 7.25% 6/15/19	340,000	343,400
Massey Energy 6.875% 12/15/13	895,000	911,781
Nexen 5.05% 11/20/13	1,600,000	1,721,190
Plains All American Pipeline 4.25% 9/1/12	2,460,000	2,557,247
Weatherford International 5.15% 3/15/13	785,000	834,693
#Woodside Finance 144A
4.50% 11/10/14	2,300,000	2,358,922
5.00% 11/15/13	830,000	874,594
		10,984,877
Finance Companies – 2.28%
#CDP Financial 144A 3.00% 11/25/14	2,065,000	2,035,460
#FIH Erhvervsbank 144A 1.75% 12/6/12	1,755,000	1,749,575
FTI Consulting 7.625% 6/15/13	559,000	568,783
General Electric Capital
•0.517% 9/15/14	1,390,000	1,322,593
6.00% 6/15/12	700,000	759,064
International Lease Finance
5.75% 6/15/11	970,000	975,213
#144A 8.75% 3/15/17	2,550,000	2,615,109
#Irish Life & Permanent Group Holdings 144A 3.60% 1/14/13	1,000,000	998,548
		11,024,345
Insurance – 0.06%
#Metropolitan Life Global Funding I 144A 4.625% 8/19/10	310,000	313,789
		313,789
Natural Gas – 1.53%
El Paso
7.00% 6/15/17	150,000	153,838
8.25% 2/15/16	220,000	235,950
Energy Transfer Partners 5.65% 8/1/12	1,375,000	1,475,277
Enterprise Products Operating
4.95% 6/1/10	480,000	482,508
7.50% 2/1/11	665,000	696,220
•8.375% 8/1/66	465,000	472,549
9.75% 1/31/14	750,000	911,468
Kinder Morgan Energy Partners
6.75% 3/15/11	455,000	478,163
7.50% 11/1/10	525,000	542,755
TransCanada Pipelines
4.00% 6/15/13	1,470,000	1,544,401
•6.35% 5/15/67	415,000	395,423
		7,388,552
Real Estate – 0.17%
#•USB Realty 144A 6.091% 12/22/49	1,000,000	816,250
		816,250
Technology – 0.24%
Freescale Semiconductor 8.875% 12/15/14	250,000	240,000
National Semiconductor 3.95% 4/15/15	925,000	914,612
		1,154,612
Transportation – 0.07%
CSX 6.75% 3/15/11	300,000	315,680
		315,680
Total Corporate Bonds (cost $140,026,254)		147,409,722

Municipal Bond – 0.43%
Puerto Rico Sales Tax Financing Class B 5.00% 8/1/39	2,000,000	2,093,380
Total Municipal Bond (cost $2,000,000)		2,093,380

Non-Agency Asset-Backed Securities – 13.68%
#•AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.194% 10/6/21	580,000	578,550
@Ameriquest Mortgage Securities Series 2003-11 AF6 5.14% 1/25/34	51,124	50,473
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	1,160,000	1,178,198
•Bank of America Credit Card Trust
Series 2007-A4 A4 0.27% 11/15/19	2,115,000	2,017,585
Series 2008-A5 A5 1.43% 12/16/13	7,140,000	7,208,575
•Bank One Issuance Trust Series 2004-A7 A7 0.35% 5/15/14	3,910,000	3,904,923
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11	165,573	167,232

•Capital One Multi-Asset Execution Trust
Series 2004-A5 A5 0.38% 3/17/14	2,255,000	2,249,334
Series 2005-A6 A6 0.30% 7/15/15	3,410,000	3,379,617
Series 2006-A11 A11 0.32% 6/17/19	4,000,000	3,854,612
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	114,321	115,701
Series 2008-A A3 4.94% 4/25/14	654,379	667,663
@Centex Home Equity Series 2005-D AF4 5.27% 10/25/35	62,008	61,493
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	108,844	101,604
Chase Issuance Trust
•Series 2005-A2 A2 0.30% 12/15/14	2,300,000	2,291,146
•Series 2005-A6 A6 0.30% 7/15/14	2,015,000	2,004,678
Series 2005-A7 A7 4.55% 3/15/13	270,000	278,361
Series 2005-A10 A10 4.65% 12/17/12	1,050,000	1,073,597
Series 2008-A9 A9 4.26% 5/15/13	670,000	695,786
•Series 2009-A2 A2 1.78% 4/15/14	3,460,000	3,549,187
#CIT Equipment Collateral Series 2009-VT1 A2 144A 2.20% 6/15/11	1,985,724	1,992,053
Citibank Credit Card Issuance Trust
Series 2006-A4 A4 5.45% 5/10/13	775,000	813,846
•Series 2007-A6 A6 0.24% 7/12/12	150,000	149,951
•Series 2009-A1 A1 1.98% 3/17/14	810,000	832,242
•Series 2009-A2 A2 1.78% 5/15/14	3,405,000	3,491,538
#Citibank Omni Master Trust Series 2009-A13 A13 144A 5.35% 8/15/18	445,000	464,447
CNH Equipment Trust
•Series 2007-A A4 0.27% 9/17/12	99,285	99,157
•Series 2007-B A3B 0.83% 10/17/11	58,433	58,444
Series 2007-C A3A 5.21% 12/15/11	23,995	24,039
Series 2008-A A3 4.12% 5/15/12	67,942	68,731
Series 2008-A A4A 4.93% 8/15/14	150,000	157,145
Series 2008-B A3A 4.78% 7/16/12	29,048	29,554
Series 2009-C A3 1.85% 12/16/13	260,000	261,694
#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Discover Card Master Trust
•Series 2005-4 A2 0.32% 6/16/15	3,600,000	3,552,628
•Series 2006-3 A1 0.26% 3/15/14	5,010,000	4,979,287
Series 2007-A1 A1 5.65% 3/16/20	340,000	372,493
Series 2008-A4 A4 5.65% 12/15/15	80,000	87,858
•Series 2009-A1 A1 1.53% 12/15/14	3,400,000	3,433,835
•Series 2010-A1 A1 0.88% 9/15/15	4,000,000	4,007,376
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	100,000	97,109
#Ford Credit Auto Lease Trust Series 2010-A A2 144A1.04% 3/15/13	1,120,000	1,120,130
•Ford Credit Auto Owner Trust Series 2008-C A4B 1.98% 4/15/13	1,100,000	1,124,644
•Ford Credit Floorplan Master Owner Trust
Series 2009-2 A 1.78% 9/15/14	360,000	360,878
#Series 2010-1 A 144A 1.88% 12/15/14	715,000	718,262
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	520,000	526,883
#•Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/11	125,000	125,483
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	30,338	31,004
Series 2009-4 A3 1.87% 2/15/14	205,000	206,857
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	8,802	8,918
Series 2008-A A3 4.93% 12/17/12	50,000	51,863
•Morgan Stanley Mortgage Loan Trust Series 2006-12XS A1 0.37% 10/25/36	10,437	10,271
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33	25,141	24,506
•Residential Asset Securities
Series 2002-KS2 AI5 7.279% 4/25/32	23,145	16,118
Series 2006-KS3 AI3 0.42% 4/25/36	183,768	168,919
Residential Funding Mortgage Securities II Series 2001-HS2 A5 7.42% 4/25/31	8,195	7,668
∏Structured Asset Securities Series 2005-4XS 1A2B 4.67% 3/25/35	23,341	21,106
Volkswagen Auto Lease Trust Series 2009-A A2 2.87% 7/15/11	1,045,832	1,052,603
World Omni Auto Receivables Trust
•Series 2007-B A3B 0.62% 1/17/12	225,367	225,447
Series 2008-A A3A 3.94% 10/15/12	54,793	55,875
Total Non-Agency Asset-Backed Securities (cost $65,628,640)		66,259,177

Non-Agency Collateralized Mortgage Obligations – 0.41%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	22,758	19,128

Bank of America Alternative Loan Trust
Series 2004-2 1A1 6.00% 3/25/34	54,769	53,245
Series 2004-10 1CB1 6.00% 11/25/34	64,020	51,996
Series 2004-11 1CB1 6.00% 12/25/34	30,062	24,115
Series 2005-3 2A1 5.50% 4/25/20	88,483	80,036
Series 2005-6 7A1 5.50% 7/25/20	72,046	66,969
Series 2005-9 5A1 5.50% 10/25/20	67,753	62,978
•Bank of America Mortgage Securities Series 2003-D 1A2 3.161% 5/25/33	296	190
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	120,892	117,209
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 3.90% 5/25/33	14,993	11,692
•Series 2003-46 1A1 3.434% 1/19/34	14,294	12,046
@Series 2006-17 A5 6.00% 12/25/36	12,423	11,319
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	48,842	45,093
•First Horizon Asset Securities Series 2004-AR5 4A1 5.665% 10/25/34	31,190	30,268
#GSMPS Mortgage Loan Trust 144A
Series 1998-3 A 7.75% 9/19/27	19,491	18,708
Series 2005-RP1 1A3 8.00% 1/25/35	23,312	21,957
Series 2005-RP1 1A4 8.50% 1/25/35	10,119	9,540
Series 2006-RP1 1A2 7.50% 1/25/36	30,169	28,049
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.769% 2/25/35	64,451	59,356
Series 2005-A4 1A1 5.384% 7/25/35	85,039	76,504
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	77,305	69,935
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	8,771	7,783
Series 2005-6 7A1 5.332% 6/25/35	60,716	50,053
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	45,165	43,415
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	18,699	16,497
Residential Asset Mortgage Products Series 2004-SL4 A3 6.50% 7/25/32	16,237	16,135
•Structured ARM Loan Trust Series 2006-5 5A4 5.486% 6/25/36	35,734	5,825
Structured Asset Securities Series 2004-12H 1A 6.00% 5/25/34	18,588	16,967
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	93,215	94,584
•Series 2006-AR10 1A1 5.905% 9/25/36	298,591	233,461
•Series 2007-HY3 4A1 5.31% 3/25/37	299,847	256,879
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-T A1 3.151% 9/25/34	8,759	8,566
•Series 2005-AR16 2A1 2.998% 10/25/35	8,020	7,009
•Series 2006-AR6 7A1 5.108% 3/25/36	198,567	182,410
•Series 2006-AR10 5A1 5.497% 7/25/36	168,829	133,336
Series 2007-8 2A6 6.00% 7/25/37	60,000	45,492
Total Non-Agency Collateralized Mortgage Obligations (cost $2,087,238)		1,988,745

Regional Authorities – 0.55%Δ
Canada – 0.55%
Province of Ontario Canada 4.10% 6/16/14	1,905,000	2,037,055
Quebec Province 4.875% 5/5/14	550,000	600,497
Total Regional Authorities (cost $2,626,503)		2,637,552

«Senior Secured Loans – 4.47%
AIG
Term Tranche Loan 1 6.75% 2/23/15	1,081,731	1,113,507
Term Tranche Loan 2 7.00% 3/7/16	793,269	806,358
Alliance Health Care Services Term Tranche Loan 5.50% 6/1/16	249,375	249,687
Allison Transmission Term Tranche Loan B 3.002% 8/7/14	890,000	850,075
ATI Holdings Term Tranche Loan 7.00% 2/18/16	615,000	600,139
Avaya Term Tranche Loan B2 10.50% 10/27/14	100,000	101,875
Avis Budget Car Rental 4.25% 4/21/14	59,404	59,651
Bausch & Lomb
Term Tranche Loan B 3.501% 4/11/15	89,442	87,558
Term Tranche Loan DD 3.501% 4/11/15	21,692	21,235
BE Aerospace 5.75% 7/28/14	240,309	243,613
Biomet Term Tranche Loan B 3.25% 3/25/15	239,486	236,125
Calpine Term Tranche Loan 3.124% 3/31/14	343,542	333,682
Cengage Learning Term Tranche Loan 7.50% 7/7/14	225,000	228,656
Chester Downs & Marina Term Tranche Loan 12.375% 12/31/16	196,250	201,402
Community Health Systems
Term Tranche Loan B 2.502% 7/25/14	237,865	231,953
Term Tranche Loan DD 2.502% 7/25/14	12,135	11,850

Dana Holdings Term Tranche Loan B 4.334% 1/30/15	207,951	204,994
Delta Air Lines Term Tranche Loan 8.75% 9/16/13	1,174,361	1,194,178
First Data Term Tranche Loan B2 3.00% 9/24/14	1,283,635	1,137,865
Flextronics International Term Tranche Loan B 2.501% 10/1/12	1,194,282	1,168,533
Ford Motor Term Tranche Loan B 3.258% 12/15/13	658,113	638,254
Freescale Semiconductor Term Tranche Loan 1.979% 12/1/16	334,664	315,143
Graham Packaging Term Tranche Loan C 6.75% 4/5/14	1,199,790	1,214,411
Harrah’s Operating Term Tranche Loan B 9.50% 10/31/16	500,000	518,905
Intelsat
Term Tranche Loan B-2-A 2.728% 1/3/14	85,840	83,758
Term Tranche Loan B-2-B 2.728% 1/3/14	85,866	83,784
Term Tranche Loan B-2-C 2.728% 1/3/14	85,840	83,758
Level 3 Financing Term Tranche Loan B 11.50% 3/13/14	783,000	857,385
MacDermid Term Tranche Loan 2.229% 4/12/14	216,241	202,186
Mediacom Illinois Term Tranche Loan D 5.50% 3/31/17	746,250	752,593
MetroPCS Wireless Term Tranche Loan B 2.50% 11/4/13	247,442	242,506
MGM Mirage Term Tranche Loan E 5.00% 2/21/14	230,000	204,726
Nielsen Finance Term Tranche Loan B 3.979% 5/9/16	230,000	226,453
Nuveen Investments
Term Tranche Loan B 3.302% 11/13/14	1,314,983	1,209,784
2nd Lien Term Tranche Loan 12.50% 7/9/15	284,000	304,945
Pinnacle Foods Finance Term Tranche Loan C 7.50% 4/2/14	230,000	233,054
RehabCare Group Term Tranche Loan B 6.00% 11/3/15	1,205,000	1,214,038
Rental Services 2nd Lien Term Tranche Loan 3.817% 10/7/13	1,044,929	1,011,752
Reynolds Consumer Products Term Tranche Loan 6.25% 11/5/15	225,000	227,742
Rite Aid Term Tranche Loan 9.50% 6/5/15	690,000	723,061
Rockwood Specialties Group Term Tranche Loan H 6.00% 5/15/14	250,000	251,915
Telesat Canada
Term Tranche Loan B 3.24% 10/31/14	273,481	270,064
Term Tranche Loan II 3.24% 10/31/14	23,490	23,196
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14	1,411,588	1,163,036
Toys R Us Term Tranche Loan B 4.479% 7/19/12	225,000	226,024
Univision Communications Term Tranche Loan B 2.533% 9/29/14	285,000	254,850
Total Senior Secured Loans (cost $21,025,264)		21,620,259

Sovereign Agencies – 1.98%Δ
Canada – 0.11%
Export Development Canada 3.125% 4/24/14	515,000	530,048
		530,048
France – 0.26%
#Societe Financement de l'Economie Francaise 144A 2.125% 1/30/12	1,240,000	1,260,115
		1,260,115
Japan – 0.38%
Japan Bank for International Cooperation 2.125% 11/5/12	1,800,000	1,819,420
		1,819,420
Norway – 0.75%
Eksportfinans
1.875% 4/2/13	1,785,000	1,779,379
3.00% 11/17/14	1,850,000	1,859,095
		3,638,474
Sweden – 0.48%
Swedish Export Credit 3.25% 9/16/14	2,280,000	2,331,683
		2,331,683
Total Sovereign Agencies (cost $9,527,514)		9,579,740

Sovereign Debt – 0.11%Δ
#Korea Expressway 144A 4.50% 3/23/15	530,000	539,189
Total Sovereign Debt (cost $528,814)		539,189

Supranational Banks – 1.25%
African Development Bank 3.00% 5/27/14	995,000	1,015,858
Inter-American Development Bank 3.50% 7/8/13	1,415,000	1,489,845
International Finance 3.00% 4/22/14	2,185,000	2,219,543
*Nordic Investment Bank 1.625% 1/28/13	1,345,000	1,343,923
Total Supranational Banks (cost $6,096,951)		6,069,169

U.S. Treasury Obligations – 6.17%
U.S. Treasury Bill
0.10% 4/15/10	3,589,981	3,589,777
0.12% 4/22/10	2,871,985	2,871,749
U.S. Treasury Notes
1.00% 3/31/12	3,935,000	3,934,382
1.375% 3/15/13	12,100,000	12,032,881
2.50% 3/31/15	6,575,000	6,558,582
*3.625% 2/15/20	910,000	894,787
Total U.S. Treasury Obligations (cost $29,904,355)		29,882,158

	Number of
	Shares
Preferred Stock – 0.60%
•PNC Financial Services Group 8.25%	2,765,000	2,890,299
Total Preferred Stock (cost $2,587,573)		2,890,299
	Principal
	Amount
	(U.S. $)
≠Discount Notes – 14.59%
Federal Home Loan Bank
0.001% 4/1/10	$49,127,646	49,127,646
0.01% 4/5/10	21,539,886	21,539,862
Total Discount Notes (cost $70,667,508)		70,667,508

Total Value of Securities Before Securities Lending Collateral – 111.19%
(cost $526,842,731)		538,456,189
	Number of
	Shares
Securities Lending Collateral** – 0.70%
Mellon GSL DBT II Collateral Fund	2,824,504	2,824,504
BNY Mellon SL DBT II Liquidating Fund	557,060	551,490
@†Mellon GSL Reinvestment Trust II	70,018	2,976
Total Securities Lending Collateral (cost $3,451,582)		3,378,970

Total Value of Securities – 111.89%
(cost $530,294,313)		541,835,159 ©
Obligation to Return Securities Lending Collateral** – (0.71%)		(3,451,582)
Liabilities Net of Receivables and Other Assets (See Notes) – (11.18%)z		(54,122,378)
Net Assets Applicable to 48,083,294 Shares Outstanding – 100.00%		$484,261,199

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•Variable rate security. The rate shown is the rate as of March 31, 2010.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at March 31, 2010.
ΔSecurities have been classified by country of origin.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2010, the aggregate amount of Rule 144A securities was $48,835,416, which represented 10.08% of the Series’ net assets. See Note 6 in "Notes."
*Fully or partially on loan.
**See Note 5 in "Notes."
©Includes $3,366,201 of securities loaned.
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2010, the aggregate amount of restricted securities was $21,106 or 0.00% of the Series' net assets. See Note 6 in “Notes.”
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $279,391, which represented 0.06% of the Series’ net assets. See Note 6 in "Notes."
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at March 31, 2010.
zOf this amount, $70,201,216 represents payable for securities purchased as of March 31, 2010.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NIM – Net Interest Margin
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
yr – Year

1The following options contracts and swap contracts were outstanding at March 31, 2010:

REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – to be announced
yr – Year

1The following options contracts and swap contracts were outstanding at March 31, 2010:

Options Contracts

					Unrealized
	Number of	Notional	Exercise	Expiration	Appreciation
Description	Contracts	Value	Price	Date	(Depreciation)
Long Put Options
U.S. Treasury 10 yr Notes	210	$210,000	$114.00	5/21/10	$(51,786)
U.S. Treasury 10 yr Notes	944	944,000	115.00	6/30/10	100,660
U.S. Treasury 10 yr Notes	460	460,000	116.00	5/21/10	47,413
Total					$96,287

Swap Contracts
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
ITRAXX Europe Sub Financials 5 yr CDS	$3,900,000	1.00%	12/20/14	$(71,514)
JPMorgan Securities
Penny (J.C.)
5 yr CDS	375,000	1.00%	3/20/15	1,029
5 yr CDS	565,000	1.00%	3/20/15	4,095
5 yr CDS	935,000	1.00%	3/20/15	3,857
Sunoco 5 yr CDS	660,000	1.00%	3/20/15	21,817
	$6,435,000			$(40,716)

Protection Sold:
JPMorgan Securities
Macy’s
5 yr CDS	$375,000	1.00%	3/20/15	$3,279
5 yr CDS	565,000	1.00%	3/20/15	(1,165)
5 yr CDS	935,000	1.00%	3/20/15	7,263
MetLife 5 yr CDS	395,000	1.00%	12/20/14	7,876
Valero Energy 5 yr CDS	660,000	1.00%	3/20/15	(9,621)
	$2,930,000			$7,632
Total				$(33,084)

The use of options contracts and CDS contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$530,297,390
Aggregate unrealized appreciation	12,246,326
Aggregate unrealized depreciation	(708,557)
Net unrealized appreciation	$11,537,769

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$242,653,024	$704,033	$243,357,057
Corporate Debt	-	170,537,951	202,186	170,740,137
Foreign Debt	-	18,825,650	-	18,825,650
Municipal Bonds	-	2,093,380		2,093,380
U.S. Treasury Obligations	29,882,158	-	-	29,882,158
Short-Term	-	70,667,508	-	70,667,508
Securities Lending Collateral	2,824,504	551,490	2,976	3,378,970
Other	-	2,890,299	-	2,890,299
Total	$32,706,662	$508,219,302	$909,195	$541,835,159

Options Contracts	$-	$96,287	$-	$96,287
CDS Contracts	$-	$(33,084)	$-	$(33,084)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Asset-Backed
	and		Securities
	Mortgage-Backed	Corporate	Lending
	Securities	Debt	Collateral	Total
Balance as of 12/31/09	$705,783	$-	$2,976	$708,759
Purchases	-	207,000	-	207,000
Sales	-	(8,729)	-	(8,729)
Net realized gain	-	671	-	671
Net change in unrealized
appreciation/depreciation	(1,750)	3,244	-	1,494
Balance as of 3/31/10	$704,033	$202,186	$2,976	$909,195

Net change in unrealized
appreciation/depreciation
from investments
still held as of 3/31/10	$(1,750)	$3,244	$-	$1,494

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Series' maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series' exposure to the counterparty. There were no foreign currency contracts outstanding at March 31, 2010.

Financial Futures Contracts – The Series may use futures in the normal course of pursuing its investment objective. The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Series because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees against default. There were no futures contracts outstanding at March 31, 2010.

Options Contracts – During the period ended March 31, 2010, the Series entered into options contracts in the normal course of pursuing its investment objective. The Series may buy or write options contracts for any number of reasons, including: to manage the Series’ exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Series’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Series may buy or write call or put options on securities, financial indices, and foreign currencies. When the Series buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Series is subject to minimal counterparty credit risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no options written during the period ended March 31, 2010.

Swap Contracts – The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Series may use interest rate swaps to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Series’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended March 31, 2010, the Series entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At March 31, 2010, the aggregate unrealized depreciation of credit default swaps was $82,300. The Series had posted $10,000 as collateral, net of collateral received, for certain open derivatives. If a credit event had occurred for all swap transactions where collateral posting was required as of March 31, 2010, the swaps’ credit-risk-related contingent features would have been triggered and the Series would have been received $3,505,000 less the value of the contracts’ related reference obligations.

As disclosed in the footnotes to the schedule of investments, at March 31, 2010, the notional value of the protection sold was $2,930,000, which reflects the maximum potential amount the Series would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement had been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. At March 31, 2010, the net unrealized appreciation of the protection sold was $7,632.

Credit default swaps may involve greater risks than if the Series had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Series’ maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Series and the counterparty and by the posting of collateral by the counterparty to the Series to cover the Series’ exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of March 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
	Receivables and other assets		Liabilities net of receivables
Credit contracts (Swaps)	net of liabilities	$38,430	and other assets	$(71,514)

	Receivables and other assets		Liabilities net of receivables
Options contracts (Options)	net of liabilities	$96,287	and other assets	-

Total		$134,717		$(71,514)

The effect of derivative instruments on the statement of operations for the period ended March 31, 2010 was as follows:

	Location of Gain or Loss	Realized Gain or Loss	Change in Unrealized Appreciation or
	on Derivatives	on Derivatives	Depreciation on Derivatives
	Recognized in Income	Recognized in Income	Recognized in Income
	Net realized gain on swap
	contracts and net change
	in unrealized
	appreciation/depreciation
	of investments and foreign
Credit contracts (Swaps)	currencies	$60,038	$(86,723)

	Net realized loss on
	options contracts and net
	change in unrealized
	appreciation/depreciation
	of investments and foreign
Options contracts (Options)	currencies	(44,936)	96,287

Total		$15,102	$9,564

5. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of the securities on loan was $3,366,201, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $3,378,970. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

March 31, 2010

	Number of
	Shares	Value
Common Stock – 96.46%
Diversified REITs – 4.59%
Lexington Reality Trust	228,065	$1,484,703
*Vornado Realty Trust	157,608	11,930,926
		13,415,629
Health Care REITs – 13.32%
Cogdell Spencer	151,313	1,119,716
*HCP	259,775	8,572,575
*Health Care REIT	64,050	2,896,982
*Healthcare Realty Trust	136,750	3,184,908
Nationwide Health Properties	197,975	6,958,821
*Omega Healthcare Investors	228,530	4,454,050
Senior Housing Properties Trust	95,825	2,122,524
*Ventas	202,600	9,619,447
		38,929,023
Hotel REITs – 5.67%
†Chesapeake Lodging Trust	92,819	1,807,186
*†DiamondRock Hospitality	343,725	3,475,060
*Host Hotels & Resorts	611,923	8,964,672
†Strategic Hotels & Resorts	308,825	1,312,506
†Sunstone Hotel Investors	91,100	1,017,587
		16,577,011
Industrial REITs – 2.27%
AMB Property	114,220	3,111,353
First Potomac Realty Trust	102,250	1,536,818
ProLogis	151,556	2,000,539
		6,648,710
Mall REITs – 12.46%
*CBL & Associates Properties	202,525	2,774,593
*Macerich	97,148	3,721,740
*Simon Property Group	356,928	29,946,259
		36,442,592
Manufactured Housing REITs – 1.39%
*Equity Lifestyle Properties	75,649	4,075,968
		4,075,968
Multifamily REITs – 14.08%
Apartment Investment & Management	186,873	3,440,332
*AvalonBay Communities	53,665	4,633,973
*BRE Properties	122,225	4,369,544
*Camden Property Trust	100,550	4,185,897
*Equity Residential	381,175	14,923,000
*Essex Property Trust	48,116	4,328,034
UDR	299,431	5,281,963
		41,162,743
Office REITs – 14.17%
*Alexandria Real Estate Equities	114,725	7,755,409
*BioMed Realty Trust	231,675	3,831,905
*Boston Properties	192,025	14,486,365
*Corporate Office Properties Trust	99,925	4,009,990
HRPT Properties Trust	247,900	1,928,662
*Kilroy Realty	115,575	3,564,333
SL Green Realty	102,343	5,861,184
		41,437,848

Office/Industrial REITs – 6.21%
*Digital Realty Trust	169,050	9,162,509
DuPont Fabros Technology	146,105	3,154,407
*Liberty Property Trust	141,425	4,799,965
PS Business Parks	19,525	1,042,635
		18,159,516
Self-Storage REITs – 7.13%
*Extra Space Storage	147,475	1,869,983
*Public Storage	206,182	18,966,682
		20,836,665
Shopping Center REITs – 9.14%
Acadia Realty Trust	128,775	2,299,922
*Federal Realty Investment Trust	93,564	6,812,395
*Kimco Realty	519,175	8,119,896
*Ramco-Gershenson Properties Trust	155,575	1,751,775
*Regency Centers	152,644	5,719,571
*Tanger Factory Outlet Centers	47,025	2,029,599
		26,733,158
Single Tenant REITs – 2.02%
*National Retail Properties	258,225	5,895,277
		5,895,277
Specialty REITs – 4.01%
*Entertainment Properties Trust	52,504	2,159,490
*Plum Creek Timber	164,725	6,409,449
*Rayonier	69,186	3,143,120
		11,712,059
Total Common Stock (cost $231,089,267)		282,026,199

	Principal
	Amount
≠Discount Notes – 2.58%
Federal Home Loan Bank
0.001% 4/1/10	$5,494,636	5,494,637
0.01% 4/5/10	2,060,489	2,060,486
Total Discount Notes (cost $7,555,123)		7,555,123

U.S. Treasury Obligations – 0.21%
U.S. Treasury Bill
0.10% 4/15/10	343,415	343,396
0.12% 4/22/10	274,732	274,709
Total U.S. Treasury Obligations (cost $618,114)		618,105

Total Value of Securities Before Securities Lending Collateral – 99.25%
(cost $239,262,504)		290,199,427

	Number of
	Shares
Securities Lending Collateral** – 24.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	66,450,726	66,450,726
BNY Mellon SL DBT II Liquidating Fund	5,506,443	5,451,379
@†Mellon GSL Reinvestment Trust II	1,389,278	59,044
Total Securities Lending Collateral (cost $73,346,447)		71,961,149

Total Value of Securities – 123.86%
(cost $312,608,951)		362,160,576	©
Obligation to Return Securities Lending Collateral** – (25.08%)		(73,346,447)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.22%		3,571,018
Net Assets Applicable to 34,751,491 Shares Outstanding – 100.00%		$292,385,147

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $59,044, which represented 0.02% of the Series’ net assets. See Note 4 in "Notes".
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $71,592,980 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$383,623,247
Aggregate unrealized appreciation	$14,364,653
Aggregate unrealized depreciation	(35,827,324)
Net unrealized depreciation	$(21,462,671)

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $151,528,256 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $59,739,771 expires in 2016 and $91,788,485 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$282,026,199	$-	$-	$282,026,199
U.S. Treasury Obligations	618,105	-	-	618,105
Short-Term	-	7,555,123	-	7,555,123
Securities Lending Collateral	66,450,726	5,451,379	59,044	71,961,149
Total	$349,095,030	$13,006,502	$59,044	$362,160,576

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$59,044
Net change in unrealized
appreciation/depreciation	-
Balance as of 3/31/10	$59,044

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $71,592,980, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $71,961,149. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Small Cap Value Series

March 31, 2010

	Number of
	Shares	Value
Common Stock – 95.46%
Basic Industry – 11.46%
*Albemarle	387,500	$16,519,125
†Crown Holdings	553,000	14,908,880
Cytec Industries	363,800	17,004,012
*FMC	272,900	16,521,366
Glatfelter	292,900	4,244,121
*Kaiser Aluminum	117,400	4,528,118
†Thompson Creek Metals	605,900	8,197,827
Valspar	373,100	10,998,988
		92,922,437
Business Services – 1.83%
Brink's	218,200	6,159,786
†United Stationers	113,300	6,667,705
*Viad	97,300	1,999,515
		14,829,006
Capital Spending – 9.51%
*Actuant Class A	478,800	9,360,540
†Altra Holdings	259,200	3,558,816
†Chicago Bridge & Iron	388,100	9,027,206
Gardner Denver	269,400	11,864,376
Insteel Industries	330,400	3,531,976
*Mueller Water Products Class A	806,584	3,855,472
*Regal Beloit	188,100	11,175,021
*Wabtec	119,000	5,012,280
*Walter Energy	213,500	19,699,645
		77,085,332
Consumer Cyclical – 1.97%
*†Autoliv	100,000	5,153,000
*MDC Holdings	314,000	10,867,540
		16,020,540
Consumer Services – 12.57%
bebe Stores	332,200	2,956,580
*Brinker International	265,000	5,109,200
Cato Class A	375,000	8,040,000
*†CEC Entertainment	183,500	6,991,350
†Children's Place Retail Stores	171,700	7,649,235
†Collective Brands	212,200	4,825,428
Finish Line Class A	299,500	4,887,840
†Genesco	263,500	8,171,135
*†Jack in the Box	312,900	7,368,795
Men's Wearhouse	248,800	5,956,272
*Meredith	259,500	8,929,395
*†Movado Group	342,700	3,865,656
PETsMART	272,300	8,702,708
Stage Stores	426,325	6,561,142
†Warnaco Group	142,000	6,774,820
Wolverine World Wide	176,650	5,151,114
		101,940,670
Consumer Staples – 3.91%
*Del Monte Foods	1,171,100	17,098,060
Herbalife	226,300	10,436,956
*Schweitzer-Mauduit International	87,600	4,166,256
		31,701,272
Energy – 7.10%
*†Forest Oil	280,000	7,229,600
*†Newfield Exploration	359,400	18,706,770
Southwest Gas	381,100	11,402,512
*†Whiting Petroleum	250,400	20,242,336
		57,581,218
Financial Services – 20.55%
Bank of Hawaii	268,500	12,069,075
Berkley (W.R.)	267,243	6,972,370
Boston Private Financial Holdings	666,200	4,909,894
Community Bank System	299,800	6,829,444
CVB Financial	296,500	2,944,245
East West Bancorp	166,800	2,905,656
=@†East West Bancorp	233,446	4,066,629

First Financial Bancorp	359,000	6,386,610
First Midwest Bancorp	355,000	4,810,250
Hancock Holding	289,000	12,083,090
Harleysville Group	340,300	11,488,528
Independent Bank	364,800	8,995,968
Infinity Property & Casualty	280,500	12,745,920
NBT Bancorp	500,500	11,436,425
Platinum Underwriters Holdings	475,800	17,642,664
S&T Bancorp	168,900	3,530,010
Selective Insurance Group	734,500	12,192,700
*StanCorp Financial Group	119,600	5,696,548
Sterling Bancshares	1,218,600	6,799,788
Univest Corporation of Pennsylvania	65,800	1,229,802
Validus Holdings	280,721	7,728,249
Wesbanco	195,700	3,182,082
		166,645,947
Health Care – 4.39%
*†Alliance HealthCare Services	392,800	2,207,536
*Cooper	168,200	6,539,616
*Owens & Minor	151,100	7,009,529
Service Corporation International	1,225,800	11,252,844
Universal Health Services Class B	244,600	8,583,014
		35,592,539
Real Estate – 4.10%
*Brandywine Realty Trust	538,933	6,580,372
*Education Realty Trust	408,700	2,350,025
*Government Properties Income Trust	197,500	5,136,975
Highwoods Properties	297,500	9,439,675
Washington Real Estate Investment Trust	318,000	9,714,900
		33,221,947
Technology – 12.75%
†Brocade Communications Systems	613,200	3,501,372
†Checkpoint Systems	364,200	8,056,104
*†Cirrus Logic	1,414,000	11,863,460
†Compuware	829,000	6,963,600
†Electronics for Imaging	330,000	3,837,900
*†ON Semiconductor	613,000	4,904,000
†Parametric Technology	647,700	11,690,985
†Premiere Global Services	621,950	5,137,307
@*QAD	358,500	1,882,125
*†Sybase	295,700	13,785,534
†Synopsys	621,100	13,894,007
*†Tech Data	172,500	7,227,750
*†Vishay Intertechnology	1,040,200	10,641,246
		103,385,390
Transportation – 2.90%
*Alexander & Baldwin	359,400	11,878,170
*†Kirby	215,500	8,221,325
*†Saia	247,800	3,439,464
		23,538,959
Utilities – 2.42%
*Black Hills	162,600	4,934,910
*†El Paso Electric	551,700	11,365,020
*Otter Tail	152,700	3,353,292
		19,653,222
Total Common Stock (cost $635,937,074)		774,116,479

Convertible Preferred Stock – 0.96%
=@East West Bancorp PIK Series C 10.00% exercise price $20.20 expiration date 12/31/49	4,030	7,765,777
Total Convertible Preferred Stock (cost $4,030,000)		7,765,777

	Principal
	Amount
≠Discount Notes – 2.83%
Federal Home Loan Bank
0.001% 4/1/10	$16,660,423	16,660,423
0.01% 4/5/10	6,247,659	6,247,652
Total Discount Notes (cost $22,908,075)		22,908,075

U.S. Treasury Obligations – 0.23%
U.S. Treasury Bill
0.10% 4/15/10	1,041,276	1,041,217
0.12% 4/22/10	833,021	832,953
Total U.S. Treasury Obligations (cost $1,874,199)		1,874,170

Total Value of Securities Before Securities Lending Collateral – 99.48%
(cost $664,749,348)		806,664,501

	Number of
	Shares
Securities Lending Collateral** – 15.79%
Investment Companies
Mellon GSL DBT II Collateral Fund	115,123,383	115,123,383
BNY Mellon SL DB II Liquidating Fund	13,036,028	12,905,668
†@Mellon GSL Reinvestment Trust II	1,155,865	49,124
Total Securities Lending Collateral (cost $129,315,276)		128,078,175

Total Value of Securities – 115.27%
(cost $794,064,624)		934,742,676	©
Obligation to Return Securities Lending Collateral** – (15.94%)		(129,315,276)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.67%		5,463,694
Net Assets Applicable to 30,473,858 Shares Outstanding – 100.00%		$810,891,094

*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2010, the aggregate amount of fair valued securities was $11,832,406, which represented 1.46% of the Series’ net assets. See Note 1 in "Notes."
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $13,763,655, which represented 1.70% of the Series’ net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase
**See Note 3 in “Notes.”
©Includes $126,230,024 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust –Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$794,639,524
Aggregate unrealized appreciation	$202,467,873
Aggregate unrealized depreciation	(62,364,721)
Net unrealized appreciation	$140,103,152

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $74,196,044 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $8,993,730 expires in 2016 and $65,202,314 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$770,049,850	$-	$4,066,629	$774,116,479
Convertible Preferred Stock	-	-	7,765,777	7,765,777
U.S. Treasury Obligations	1,874,170	-	-	1,874,170
Short-Term	-	22,908,075	-	22,908,075
Securities Lending Collateral	115,123,383	12,905,668	49,124	128,078,175
Total	$887,047,403	$35,813,743	$11,881,530	$934,742,676

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities
	Common	Convertible Preferred	Lending	Total
	Stock	Stock	Collateral	Series
Balance as of 12/31/09	$3,688,447	$7,043,586	$49,124	$10,781,157
Net change in unrealized
appreciation/depreciation	378,182	722,191	-	1,100,373
Balance as of 3/31/10	$4,066,629	$7,765,777	$49,124	$11,881,530

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$378,182	$722,191	$-	$1,100,373

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $126,230,024, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $128,078,175. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series

March 31, 2010

	Number of
	Shares	Value
Common Stock – 95.65%
Consumer Discretionary – 23.63%
*†DineEquity	14,500	$573,620
Fastenal	20,200	969,398
Gentex	28,000	543,760
†@Interval Leisure Group	28,400	413,504
*†NetFlix	18,400	1,356,815
*Ritchie Brothers Auctioneers	21,000	451,920
*Strayer Education	5,300	1,290,656
*Weight Watchers International	40,900	1,044,177
		6,643,850
Consumer Staples – 7.24%
†@Peet's Coffee & Tea	29,200	1,157,780
†Whole Foods Market	24,300	878,445
		2,036,225
Energy – 5.30%
†Core Laboratories	11,397	1,490,728
		1,490,728
Financial Services – 13.79%
†Affiliated Managers Group	15,800	1,248,200
Heartland Payment Systems	37,900	704,940
†IntercontinentalExchange	9,200	1,032,056
†optionsXpress Holdings	54,700	891,063
		3,876,259
Health Care – 10.18%
*†ABIOMED	41,000	423,530
*†athenahealth	13,500	493,560
Perrigo	19,100	1,121,552
Techne	12,900	821,601
		2,860,243
Producer Durables – 10.51%
*C.H. Robinson Worldwide	17,800	994,130
Expeditors International of Washington	27,800	1,026,376
Graco	29,200	934,400
		2,954,906
Technology – 20.80%
*Blackbaud	35,000	881,650
*†SBA Communications Class A	35,200	1,269,664
*†Sybase	10,700	498,834
†Teradata	31,900	921,591
†VeriFone Holdings	51,000	1,030,710
†VeriSign	47,900	1,245,879
		5,848,328
Utilities – 4.20%
*†j2 Global Communications	50,500	1,181,700
		1,181,700
Total Common Stock (cost $24,809,802)		26,892,239
	Principal
	Amount
≠Discount Notes – 2.81%
Federal Home Loan Bank
0.001% 4/1/10	$573,812	573,812
0.01% 4/5/10	215,180	215,179
Total Discount Notes (cost $788,992)		788,991

U.S. Treasury Obligations – 0.23%
U.S. Treasury Bill
0.10% 4/15/10	35,863	35,862
0.12% 4/22/10	28,691	28,688
Total U.S. Treasury Obligations (cost $64,550)		64,550

Total Value of Securities Before Securities Lending Collateral – 98.69%
(cost $25,663,344)		27,745,780
	Number of
	Shares
Securities Lending Collateral**–15.07%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,638,572	3,638,572
BNY Mellon SL DBT II Liquidating Fund	600,233	594,230
†@Mellon GSL Reinvestment Trust II	83,589	3,553
Total Securities Lending Collateral (cost $4,322,394)		4,236,355

Total Value of Securities – 113.76%
(cost $29,985,738)		31,982,135	©
Obligation to Return Securities Lending Collateral**– (15.38%)		(4,322,394)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.62%		455,709
Net Assets Applicable to 1,653,732 Shares Outstanding – 100.00%		$28,115,450

†Non income producing security.
*Fully or partially on loan.
**See Note 3 in "Notes."
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $1,574,837 which represented 5.60% of the Series’ net assets. See Note 4 in “Notes."
©Includes $4,787,954 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP Smid Cap Growth Series (Series) (formerly, Delaware VIP Growth Opportunities Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010 the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$29,985,738
Aggregate unrealized appreciation	2,316,024
Aggregate unrealized depreciation	(319,627)
Net unrealized appreciation	$1,996,397

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $4,789,413 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire follows: $1,717,628 expires in 2016 and $3,071,785 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$26,892,239	$-	$-	$26,892,239
Short-Term	-	788,991	-	788,991
U.S. Treasury Obligations	64,550	-	-	64,550
Securities Lending Collateral	3,638,572	594,230	3,553	4,236,355
Total	$30,595,361	$1,383,221	$3,553	$31,982,135

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$3,553
Net change in unrealized
appreciation/depreciation	-
Balance as of 3/31/10	$3,553

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $4,787,954, for which the Series received collateral, comprised of non-cash collateral valued at $562,428, and cash collateral of $4,322,394. At March 31, 2010, the value of invested collateral was $4,236,355. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Trend Series

March 31, 2010

	Number of
	Shares	Value
Common Stock – 95.99%
Consumer Discretionary – 23.69%
†*DineEquity	173,500	$6,863,660
*Fastenal	240,600	11,546,394
*Gentex	333,600	6,478,512
†*@Interval Leisure Group	339,200	4,938,752
†*NetFlix	219,200	16,163,809
*Ritchie Bros Auctioneers	250,800	5,397,216
*Strayer Education	63,400	15,439,168
*Weight Watchers International	487,400	12,443,322
		79,270,833
Consumer Staples – 7.26%
†*@Peet's Coffee & Tea	348,586	13,821,435
†*Whole Foods Market	289,400	10,461,810
		24,283,245
Energy – 5.31%
*Core Laboratories	135,889	17,774,281
		17,774,281
Financial Services – 13.79%
†Affiliated Managers Group	188,600	14,899,400
*Heartland Payment Systems	449,524	8,361,146
†IntercontinentalExchange	109,800	12,317,364
†optionsXpress Holdings	648,700	10,567,323
		46,145,233
Health Care – 10.20%
†*Abiomed	489,500	5,056,535
†*athenahealth	159,700	5,838,632
*Perrigo	227,900	13,382,288
Techne	154,500	9,840,105
		34,117,560
Producer Durables – 10.53%
*C.H. Robinson Worldwide	212,400	11,862,540
*Expeditors International of Washington	331,200	12,227,904
*Graco	348,900	11,164,800
		35,255,244
Technology – 20.99%
*Blackbaud	417,214	10,509,621
†*SBA Communications Class A	420,200	15,156,613
†*Sybase	137,300	6,400,926
†Teradata	380,900	11,004,201
†VeriFone Holdings	609,100	12,309,911
†*VeriSign	571,670	14,869,137
		70,250,409
Utilities – 4.22%
†*j2 Global Communications	603,000	14,110,200
		14,110,200
Total Common Stock (cost $294,580,525)		321,207,005
	Principal
	Amount
≠Discount Notes – 2.12%
Federal Home Loan Bank
0.001% 4/1/10	$5,167,717	5,167,716
0.01% 4/5/10	1,937,894	1,937,892
Total Discount Notes (cost $7,105,608)		7,105,608

U.S. Treasury Obligations – 0.17%
U.S. Treasury Bill
0.10% 4/15/10	322,982	322,964
0.12% 4/22/10	258,386	258,365
Total U.S. Treasury Obligations (cost $581,337)		581,329

Total Value of Securities Before Securities Lending Collateral – 98.28%
(cost $302,267,470)		328,893,942

	Number of
	Shares
Securities Lending Collateral** – 11.05%
Mellon GSL DBT II Collateral Fund	32,449,696	32,449,696
BNY Mellon SL DBT II Liquidating Fund	4,556,772	4,511,204
@†Mellon GSL Reinvestment Trust II	462,002	19,635
Total Securities Lending Collateral (cost $37,468,470)		36,980,535

Total Value of Securities – 109.33%
(cost $339,735,940)		365,874,477	©
Obligation to Return Securities Lending Collateral** – (11.20%)		(37,468,470)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.87%		6,242,730
Net Assets Applicable to 12,317,407 Shares Outstanding – 100.00%		$334,648,737

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $18,779,822, which represented 5.61% of the Series’ net assets. See Note 4 in "Notes"
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $36,628,732 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Trend Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$339,735,940
Aggregate unrealized appreciation	$29,709,134
Aggregate unrealized depreciation	(3,570,597)
Net unrealized appreciation	$26,138,537

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $59,236,558 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $22,165,948 expires in 2016 and $37,070,610 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series' investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series' investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$321,207,005	$-	$-	$321,207,005
U.S. Treasury Obligations	581,329	-	-	581,329
Short-Term	-	7,105,608	-	7,105,608
Securities Lending Collateral	32,449,696	4,511,204	19,635	36,980,535
Total	$354,238,030	$11,616,812	$19,635	$365,874,477

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$19,635
Net change in unrealized
appreciation/depreciation	-
Balance as of 3/31/10	$19,635

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of the securities on loan was $36,628,732, for which the Series received collateral, comprised of non-cash collateral valued at $2,628, and cash collateral of $37,468,470. At March 31, 2010, the value of invested collateral was $36,980,535. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

March 31, 2010

	Number of Shares	Value
Common Stock – 98.52%²
Consumer Discretionary – 12.47%
Lowe's	240,000	$5,817,600
NIKE Class B	105,000	7,717,500
*†priceline.com	31,000	7,905,000
Staples	320,000	7,484,800
		28,924,900
Consumer Staples – 5.82%
Procter & Gamble	90,000	5,694,300
Walgreen	210,000	7,788,900
		13,483,200
Energy – 3.29%
EOG Resources	82,000	7,621,080
		7,621,080
Financial Services – 17.88%
Bank of New York Mellon	230,000	7,102,400
CME Group	24,300	7,681,473
†IntercontinentalExchange	68,000	7,628,240
*MasterCard Class A	32,000	8,128,000
*†Visa Class A	120,000	10,923,600
		41,463,713
Health Care – 17.81%
Allergan	165,000	10,777,800
†Gilead Sciences	157,900	7,181,292
†Medco Health Solutions	150,000	9,684,000
*Novo-Nordisk ADR	105,000	8,097,600
UnitedHealth Group	170,000	5,553,900
		41,294,592
Materials & Processing – 5.09%
Praxair	62,000	5,146,000
Syngenta ADR	120,000	6,661,200
		11,807,200
Producer Durables – 2.49%
*Expeditors International of Washington	156,600	5,781,672
		5,781,672
Technology – 33.67%
†Adobe Systems	175,000	6,189,750
†Apple	54,000	12,686,220
*†Crown Castle International	240,000	9,175,200
†Google Class A	19,000	10,773,190
*†Intuit	250,000	8,585,000
†QUALCOMM	260,000	10,917,400
†Symantec	310,000	5,245,200
†Teradata	204,100	5,896,449
*†VeriSign	330,600	8,598,906
		78,067,315
Total Common Stock (cost $195,161,234)		228,443,672
	Principal Amount
≠Discount Notes – 1.25%
Federal Home Loan Bank
0.001% 4/1/10	$2,105,681	2,105,681
0.01% 4/5/10	789,631	789,630
Total Discount Notes (cost $2,895,311)		2,895,311

U.S. Treasury Obligations – 0.10%
U.S. Treasury Bill
0.10% 4/15/10	131,605	131,598
0.12% 4/22/10	105,284	105,275
Total U.S. Treasury Obligations (cost $236,877)		236,873

Total Value of Securities Before Securities Lending Collateral – 99.87%
(cost $198,293,422)		231,575,856
	Number of Shares
Securities Lending Collateral** – 6.08%
Investment Companies
Mellon GSL DBT II Collateral Fund	11,840,674	11,840,674
BNY Mellon SL DBT II Liquidating Fund	2,259,302	2,236,709
@†Mellon GSL Reinvestment Trust II	289,789	12,316
Total Securities Lending Collateral (cost $14,389,765)		14,089,699

Total Value of Securities – 105.95%
(cost $212,683,187)		245,665,555	©

Obligation to Return Securities Lending Collateral** – (6.21%)	(14,389,765)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.26%	592,319
Net Assets Applicable to 31,711,199 Shares Outstanding – 100.00%	$231,868,109

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $12,316, which represented 0.01% of the Series' net assets. See Note 4 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $14,083,619 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$214,300,468
Aggregate unrealized appreciation	$34,889,354
Aggregate unrealized depreciation	(3,524,267)
Net unrealized appreciation	$31,365,087

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $43,062,303 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $7,434,024 expires in 2016, and $35,628,279 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$228,443,672	$-	$-	$228,443,672
Short-Term	-	2,895,311	-	2,895,311
U.S. Treasury Obligations	236,873	-	-	236,873
Securities Lending Collateral	11,840,674	2,236,709	12,316	14,089,699
Total	$240,521,219	$5,132,020	$12,316	$245,665,555

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,316
Net change in unrealized
appreciation/depreciation	-
Balance as of 3/31/10	$12,316
Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $14,083,619, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $14,089,699. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Value Series

March 31, 2010

	Number of
	Shares	Value
Common Stock – 96.48%
Consumer Discretionary – 6.66%
Comcast Class A	910,400	$17,133,728
Lowe's	700,300	16,975,272
		34,109,000
Consumer Staples – 15.65%
Archer-Daniels-Midland	527,500	15,244,750
CVS Caremark	469,000	17,146,640
Heinz (H.J.)	39,090	1,782,895
Kimberly-Clark	247,900	15,587,952
Kraft Foods Class A	495,200	14,974,848
*Safeway	619,700	15,405,742
		80,142,827
Energy – 14.17%
Chevron	187,200	14,195,376
ConocoPhillips	288,300	14,752,311
Marathon Oil	462,100	14,620,844
National Oilwell Varco	331,100	13,436,038
Williams	672,200	15,527,820
		72,532,389
Financials – 9.14%
Allstate	461,300	14,904,603
Bank of New York Mellon	487,200	15,044,736
Travelers	312,500	16,856,250
		46,805,589
Health Care – 18.79%
*Bristol-Myers Squibb	642,000	17,141,400
Cardinal Health	465,300	16,764,759
Johnson & Johnson	226,600	14,774,320
Merck	438,200	16,366,770
Pfizer	945,741	16,219,458
*Quest Diagnostics	256,400	14,945,556
		96,212,263
Industrials – 6.38%
Northrop Grumman	253,900	16,648,223
*Waste Management	465,000	16,009,950
		32,658,173
Information Technology – 11.92%
Intel	742,500	16,528,050
International Business Machines	118,800	15,236,100
*†Motorola	1,691,700	11,875,734
Xerox	1,783,900	17,393,025
		61,032,909
Materials – 2.89%
*duPont (E.I.) deNemours	396,500	14,765,660
		14,765,660
Telecommunications – 5.53%
AT&T	538,124	13,905,124
Verizon Communications	464,900	14,421,198
		28,326,322
Utilities – 5.35%
Edison International	409,700	13,999,449
*Progress Energy	340,400	13,398,144
		27,397,593
Total Common Stock (cost $447,739,026)		493,982,725
	Principal
	Amount
≠Discount Notes – 1.98%
Federal Home Loan Bank
0.001% 4/1/10	$7,386,912	7,386,912
0.01% 4/5/10	2,770,092	2,770,089
Total Discount Notes (cost $10,157,001)		10,157,001

U.S. Treasury Obligations – 0.16%
U.S. Treasury Bill
0.10% 4/15/10	461,682	461,656
0.12% 4/22/10	369,346	369,315
Total U.S. Treasury Obligations (cost $830,984)		830,971

Total Value of Securities Before Securities Lending Collateral – 98.62%
(cost $458,727,011)		504,970,697

	Number of
	Shares
Securities Lending Collateral** – 2.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	14,574,838	14,574,838
BNY Mellon SL DBT II Liquidating Fund	39,242	38,850
†@Mellon GSL Reinvestment Trust II	302,595	12,860
Total Securities Lending Collateral (cost $14,916,675)		14,626,548

Total Value of Securities – 101.48%
(cost $473,643,686)		519,597,245	©
Obligation to Return Securities Lending Collateral** – (2.91%)		(14,916,675)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.43%		7,344,578
Net Assets Applicable to 33,794,552 Shares Outstanding – 100.00%		$512,025,148

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes.”
©Includes $14,570,444 of securities loaned.
@Illiquid security. At March 31, 2010, the aggregate amount of illiquid securities was $12,860 which represented 0.00% of the Series’ net assets. See Note 4 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years (December 31, 2006 – December 31, 2009), and has concluded that no provision for federal income tax is required in the Series’ financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2010, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$475,226,205
Aggregate unrealized appreciation	$63,818,494
Aggregate unrealized depreciation	(19,447,454)
Net unrealized appreciation	$44,371,040

For federal income tax purposes, at December 31, 2009, capital loss carryforwards of $146,551,366 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $1,479,986 expires in 2010, $102,136,575 expires in 2016, and $42,934,805 expires in 2017.

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$493,982,725	$-	$-	$493,982,725
Short-Term	-	10,157,001	-	10,157,001
U.S. Treasury Obligations	830,971	-	-	830,971
Securities Lending Collateral	14,574,838	38,850	12,860	14,626,548
Total	$509,388,534	$10,195,851	$12,860	$519,597,245

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 12/31/09	$12,860
Net change in unrealized
appreciation/depreciation	-
Balance as of 3/31/10	$12,860

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/10	$-

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY) Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Series also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Series’ previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Series will not make additional investments of cash collateral in the Liquidating Fund; the Series’ exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2010, the value of securities on loan was $14,570,444, for which cash collateral was received and invested in accordance with the Lending Agreement. At March 31, 2010, the value of invested collateral was $14,626,548. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2010, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has evaluated whether any events or transactions occurred subsequent to March 31, 2010 and determined that there were no material events or transactions that would require recognition or disclosure in the Series’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: